As filed with the Securities and Exchange Commission on June 5, 1998

                                                      1933 Act File No. 33-57986
                                                      1940 Act File No. 811-7470

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                  Pre-Effective Amendment No.                              [   ]
                  Post-Effective Amendment No. 18                          [ X ]
                                               --
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
                  Amendment No.                19
                                               --
                        (Check appropriate box or boxes.)

                              HERITAGE SERIES TRUST
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box)
      [ ]  immediately  upon  filing  pursuant to  paragraph  (b)
      [ ]  on January 2, 1998  pursuant  to  paragraph  (b)
      [ ]  60 days after  filing pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [x]  75 days after filing  pursuant to paragraph  (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Page 1 of Pages
                          Exhibit Index Appears on Page

                              HERITAGE SERIES TRUST

                             AGGRESSIVE GROWTH FUND

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

              Cover Sheet

              Contents of Registration Statement

              Cross Reference Sheet

              Prospectus for the Aggressive Growth Fund

              Statement of Additional Information for the Aggressive Growth Fund

              Part C of Form N-1A

              Signature Page

              Exhibits











The sole purpose of this filing is to add a new series of the Trust, the Aggressive Growth Fund. This filing does not affect the combined Prospectus or Statement of Additional Information for Class A, Class B, and Class C shares of Capital Appreciation Trust, Eagle International Equity Portfolio, Growth Equity Fund, Income-Growth Trust, Mid Cap Growth Fund, Small Cap Stock Fund and Value Equity Fund. It also does not affect the Eagle International Equity Portfolio Eagle Class Prospectus and Statement of Additional Information.

                              HERITAGE SERIES TRUST

                             AGGRESSIVE GROWTH FUND

                         FORM N-1A CROSS-REFERENCE SHEET

PART A ITEM NO.                                         PROSPECTUS CAPTION
---------------                                         --------------------

1.       Cover Page                                     Cover Page

2.       Synopsis                                       Total Fund Expenses

3.       Condensed Financial Information                Performance Information

4.       General Description of Registrant              Cover   Page;   About   the  Trust  and  the  Fund;
                                                        Investment Objective, Policies and Risk Factors

5.       Management of the Fund                         Management of the Fund

5A.      Management's Discussion of                     Inapplicable
         Fund Performance

6.       Capital Stock and Other Securities             Cover   Page;   About   the  Trust  and  the  Fund;
                                                        Management  of  the  Fund;   Choosing  a  Class  of
                                                        Shares;  What Class A Shares Will Cost;  What Class
                                                        B Shares Will Cost;  What Class C Shares Will Cost;
                                                        Dividends   and   Other    Distributions;    Taxes;
                                                        Shareholder Information

7.       Purchases of Securities Being Offered          Net  Asset  Value;  Purchase  Procedures;   Minimum
                                                        Investment  Required/Accounts  With  Low  Balances;
                                                        Systematic  Investment Programs;  Retirement Plans;
                                                        Choosing  a Class of  Shares;  What  Class A Shares
                                                        Will  Cost;  What Class B Shares  Will  Cost;  What
                                                        Class  C   Shares   Will   Cost;   Minimizing   the
                                                        Contingent  Deferred  Sales  Load;  Waiver  of  the
                                                        Contingent Deferred Sales Load; Distribution Plans

8.       Redemption or Repurchase                       Minimum  Investment   Required/Accounts   With  Low
                                                        Balances;  Minimizing the Contingent Deferred Sales
                                                        Load;  Waiver  of  the  Contingent  Deferred  Sales
                                                        Load;  How to  Redeem  Shares;  Receiving  Payment;
                                                        Exchange Privilege

9.       Pending Legal Proceedings                      Inapplicable

                                                        STATEMENT OF ADDITIONAL
PART B ITEM NO.                                         INFORMATION CAPTION
---------------                                         -----------------------

10.      Cover Page                                     Cover Page

11.      Table of Contents                              Table of Contents

12.      General Information and History                General Information

13.      Investment Objectives and Policies             Investment Information; Investment Limit-ations

14.      Management of the Fund                         Fund Information-Management of the Fund

15.      Control  Persons and  Principal  Holders       Fund Information-Management of the Fund
         of Securities

16.      Investment Advisory and Other Services         Fund    Information-Management    of   the    Fund,
                                                        -Investment      Adviser     and     Administrator;
                                                        -Subadviser;      -Distribution      of     Shares;
                                                        -Administration of the Fund

17.      Brokerage Allocation                           Fund Information-Brokerage Practices

18.      Capital Stock and Other Securities             General Information;  Fund Information  -Management
                                                        of the Fund;  -Potential  Liability;  Conversion of
                                                        Class B Shares

19.      Purchase,   Redemption  and  Pricing  of       Net Asset Value;  Investing in the Fund;  Redeeming
         Securities Being Offered                       Shares;  Exchange Privilege;  Conversion of Class B
                                                        Shares

20.      Tax Status                                     Conversion of Class B Shares; Taxes

21.      Underwriters                                   Fund Information - Distribution of Shares

22.      Calculation of Performance Data                Performance Information

23.      Financial Statements                           Inapplicable

PART C
------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED __________ __, 1998


[REDHERRING] INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                    HERITAGE
                                -----------------
                             SERIES TRUST(TRADEMARK)
                                -----------------
                             AGGRESSIVE GROWTH FUND

    Heritage Series Trust-Aggressive Growth Fund (the "Fund") is a mutual fund seeking long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies that the Fund's portfolio manager believes have significant growth potential.

    The Fund offers Class A shares (sold subject to a 4.75% maximum front-end sales load) ("Class A shares"), Class B shares (sold subject to a 5% maximum contingent deferred sales load, declining over a six-year period) ("Class B shares") and Class C shares (sold subject to a 1% contingent deferred sales load) ("Class C shares"). The Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply.

    This Prospectus contains information that should be read before investing in the Fund and should be kept for future reference. A Statement of Additional Information ("SAI") dated , 1998 relating to the Class A, Class B and Class C shares of the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the SAI is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.

    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR
                                ANY OTHER AGENCY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR HAS THE
 SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                    HERITAGE
                             ASSET MANAGEMENT, INC.

                       Registered Investment Advisor--SEC

                              880 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (800) 421-4184


                     Prospectus Dated ________________, 1998

TABLE OF CONTENTS
==============================================================================

GENERAL INFORMATION..........................................................1

  Total Fund Expenses........................................................1
  Investment Objective, Policies and Risk Factors............................2
  Net Asset Value............................................................5
  Performance Information....................................................6

INVESTING IN THE FUND........................................................7

  Purchase Procedures........................................................7
  Minimum Investment Required/Accounts With Low Balances.....................9
  Systematic Investment Programs.............................................9
  Retirement Plans...........................................................9
  Choosing a Class of Shares................................................10
  What Class A Shares Will Cost.............................................11
  What Class B Shares Will Cost.............................................12
  What Class C Shares Will Cost.............................................13
  Minimizing the Contingent Deferred Sales Load.............................14
  Waiver of the Contingent Deferred Sales Load..............................14
  How to Redeem Shares......................................................14
  Receiving Payment.........................................................16
  Exchange Privilege........................................................17

MANAGEMENT OF THE FUND......................................................18

  Board of Trustees.........................................................18
  Investment Adviser, Fund Accountant, Administrator and Transfer Agent.....18
  Subadviser................................................................18
  Portfolio Management......................................................19
  Brokerage Practices.......................................................19

SHAREHOLDER AND ACCOUNT POLICIES............................................19

  Dividends and Other Distributions.........................................19
  Distribution Plans........................................................20
  Taxes.....................................................................21
  About the Trust and the Fund..............................................21
  Shareholder Information...................................................22



                                     Page i

                               GENERAL INFORMATION

                TOTAL FUND EXPENSES
                -------------------------------------------------------------

                    The  following  tables are  intended to assist  investors in understanding the expenses associated with investing in each class of shares of the Fund. Because the Fund's shares were not offered for sale prior to the date of this Prospectus, all annual operating expenses, including other expenses, are based on estimated expenses.

                SHAREHOLDER TRANSACTION EXPENSES:
                                            CLASS A     CLASS B    CLASS C
                                            -------     -------    -------
                Maximum Sales Load Imposed  4.75%       None       None
                on Purchases (as a % of
                offering price)

                Maximum Contingent          None        5%*        1%**
                Deferred Sales Load (as a
                % of original purchase
                price or redemption
                proceeds, whichever is
                lower)

                Wire Redemption Fee (per    $5.00       $5.00      $5.00
                transaction)
                ----------
                * Declining over a six-year period as follows: 5% during the first year, 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year and 0% thereafter. Class B shares will convert to Class A shares eight years after purchase. See "What Class B Shares Will Cost" below for a further discussion.
                ** Declining to 0% at the first year.


                ANNUAL OPERATING EXPENSES:

                                              CLASS A    CLASS B    CLASS C
                                              -------    -------    -------
                Management fee (after fee      0.85%      0.85%      0.85%
                waiver)
                12b-1 fees                     0.25%      1.00%      1.00%
                Other expenses                 0.55%      0.55%      0.55%
                                               -----      -----      -----
                Total Fund operating           1.65%      2.40%      2.40%
                expenses (after fee waiver)    =====      =====      =====


                      The Fund's manager,  Heritage Asset Management,  Inc. (the
                "Manager" or "Heritage"), voluntarily will waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceed 1.65% of the average daily net assets and to the extent that Class B and Class C annual operating expenses exceed 2.40% of the average daily net assets attributable to that class for the fiscal year ending October 31, 1998. Absent such fee waivers, "Management fee" and "Total Fund operating expenses" are expected to be 1.00% and 1.80%, respectively, for Class A shares and 1.00% and 2.55%, respectively, for Class B and Class C shares.

                EXAMPLES OF THE EFFECT OF FUND EXPENSES:

                    The  impact  of  Fund  operating  expenses  on  earnings  is illustrated in the examples below assuming a hypothetical $1,000 investment and a 5% annual rate of return.

                                                 1 YEAR 3 YEARS
                                                 ------ -------

                 Class A shares.................    $63        $97
                 Class B shares (assuming sale
                  of all shares at end of
                  period) ......................    $74       $105
                 Class B shares (assuming no
                 sale of shares)................    $24        $75
                 Class C shares.................    $24        $75

                    This is an illustration  only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. Due to the imposition of Rule 12b-1 fees, it is possible that long-term shareholders of the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales load permitted by the rules of the National Association of Securities Dealers, Inc. For a further discussion of these costs and expenses, see "Management of the Fund" and "Distribution Plans."

                INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS
                ================================================================

BECAUSE THE         The Fund's investment   objective   is   long-term   capital
FUND INVESTS appreciation. The Fund seeks to achieve this objective by PRIMARILY IN investing primarily in the equity securities of companies that,
GROWTH          in the opinion of the subadviser,  Eagle Asset Management,  Inc.
COMPANIES, THE ("Eagle" or the "Subadviser"), have significant growth potential VALUE OF YOUR ("growth companies"). Current dividend income is only an INVESTMENT MAY incidental consideration. The Fund is designed for aggressive FLUCTUATE MORE investors who are willing to assume more volatility and SHARPLY THAN investment risk than an investment in an ordinary capital INVESTMENTS IN appreciation fund or a small capitalization fund. There can be
OTHER FUNDS.    no  assurance  that  the  Fund's  investment  objective  will be
YOU CAN LOSE    achieved.
MONEY BY
INVESTING IN        Eagle will pursue a flexible   investment  strategy  in  the
THE FUND.       selection  of  equity  securities  of growth  companies.  Growth companies frequently are characterized by above-average earnings or sales growth and retention of earnings. In addition, growth companies often command higher price to earnings ratios than the securities of other companies. They are not limited to any particular investment sector, industry or company size.

                    While Eagle believes that the growth  companies in which the
                Fund invests offer greater opportunities for capital appreciation than that of the market averages, investment in growth companies entails significant risks that you should consider before investing. The prices of growth company securities may rise and fall dramatically based, in part, on investors' perceptions of the company rather than on fundamental analysis of the securities. Investing in growth companies also may involve more risk because these companies may have no earnings or have experienced losses. In certain cases, Eagle may identify a company as a growth company based on a belief that actual or anticipated products or services will produce future earnings. If the company fails to realize these products or services, the price of its securities may decline sharply and become less liquid.

                    The Fund will invest,  under normal  market  conditions,  at least 65% of its total assets in equity securities. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into either common stock or preferred stock, and warrants and rights exercisable for equity securities. The Fund also may invest in American Depository Receipts ("ADRs") and Real Estate Investment Trusts ("REITs"). The Fund may invest the remainder of its total assets in U.S. Government securities, repurchase agreements or other short-term money market instruments.

INVESTING IN        The Fund  will  invest a  majority  of its  assets in equity
SMALL AND       securities of small and medium size companies, although the Fund
MEDIUM SIZE may invest a portion of its assets in securities of larger COMPANIES MAY corporations that it believes have significant growth potential. INVOLVE SPECIAL While small and medium size companies generally may have OPPORTUNITIES potential for rapid growth, these investments often involve
AND RISKS.      greater  risks  than  investments  in larger,  more  established companies  because  small  and  medium  companies  may  lack the
                management    experience,     financial    resources,    product
                diversification and competition strengths of larger companies.

                    The Fund may  invest up to 10% of its net  assets in foreign securities (including depository receipts). The Fund may invest in other investment companies, including index securities such as Standard & Poor's Depositary Receipts and Standard & Poor's MidCap 400 Depositary Receipts. The Fund also may invest up to 15% of its net assets in illiquid securities. The Fund may purchase or sell a security without regard to the length of time the security will be or has been held. Although the Fund will not trade primarily for short-term profits, it may make investments with potential for short-term appreciation when such action is deemed desirable and in the best interest of the Fund. For a discussion of these investments, see the SAI.

                    The Fund's  investment  objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise noted, all policies of the Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. The SAI contains more detailed information about the Fund's investment policies and risks.

                    Following is  description  of the  significant  policies and risk factors that are applicable to the Fund:

                    AMERICAN DEPOSITORY  RECEIPTS.  The Fund may invest in ADRs, which typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the securities into which they may be converted. ADRs are subject to many of the risks inherent in investing in foreign securities, as described below. For a further discussion of ADRs and other types of depository receipts, see the SAI.

                    CONVERTIBLE  SECURITIES;  RISK OF  INVESTMENT IN LOWER RATED
                CONVERTIBLE SECURITIES. The Fund may invest in convertible securities rated investment grade and up to 5% of its net assets in convertible securities rated below investment grade. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in value than the underlying stock because they have fixed-income characteristics and provide the potential for capital appreciation if the market price of the underlying common stock increases.

                    Investment grade securities  include securities rated BBB or above by Standard & Poor's ("S&P") or Baa by Moody's Investor Services ("Moody's") or, if unrated, are deemed to be of comparable quality by the Subadviser. Securities rated in the lowest category of investment grade are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. The Fund may retain a security that has been downgraded below investment grade if, in the opinion of the Subadviser, it is in the Fund's best interest.

                    As  described  above,  the Fund may  invest  in  convertible securities rated below investment grade by S&P or Moody's, or unrated convertible securities deemed to be below investment grade by the Subadviser. The price of lower-rated securities tends to be less sensitive to interest rate changes than the price of higher-rated securities, but more sensitive to adverse economic changes or individual corporate developments. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the SAI for a discussion of the risks associated with investment grade and lower-rated securities and the Appendix to the SAI for a description of S&P and Moody's corporate bond ratings.

                    Lower-rated   securities  (commonly  referred  to  as  "junk
                bonds") generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower-rated securities generally is thinner and less active than that for higher-quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, also may decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

                    FOREIGN   SECURITIES.   The  Fund  may   invest  in  foreign
                securities. Investments in securities of foreign issuers, or securities principally traded overseas, may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, foreign issuers are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees generally are higher than in the United States. Foreign settlement procedures and trade regulation may involve certain risks (such as delay in payment or delivery of securities or in the recovery of assets held abroad) and expenses not present in the settlement of domestic investments. There also are special tax considerations that apply to foreign currency denominated securities.

                    REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in REITs, including equity REITs,  which own real estate  properties,  and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

                    REPURCHASE  AGREEMENTS.  The Fund may  invest in  repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities and commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

                    TEMPORARY  DEFENSIVE   PURPOSES.   For  temporary  defensive
                purposes during anticipated periods of general market decline, the Fund may invest up to 100% of its net assets in money market instruments, including securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by S&P or Moody's. For a description of S&P or Moody's commercial paper and corporate debt ratings, see the Appendix to the SAI.


                NET ASSET VALUE
                ================================================================

THE NET ASSET       The net asset value of the Fund's shares  fluctuates  and is
VALUE OF THE    determined  separately for each class as of the close of regular
FUND'S SHARES trading - normally 4:00 p.m. Eastern time - of the New York IS CALCULATED Stock Exchange ("Exchange") each day it is open. The Fund's net DAILY AS OF asset value per share is calculated by dividing the value of the THE CLOSE OF total assets, less liabilities, by the total number of Fund
REGULAR         shares outstanding.  The per share net asset value of each class
TRADING ON THE of shares may differ as a result of the different daily expense NEW YORK STOCK accruals applicable to that class.
EXCHANGE.
                    The Fund values its  securities  and other  assets  based on their  market value based on the last sales price as reported by the principal  securities  exchange on which the  securities are traded.  If no sale is  reported,  market  value is based on the most  recent  quoted  bid  price.  In the  absence  of a readily available  market quote, or if the Manager or the Subadviser has
                reason  to  question  the  validity  of  market   quotations  it
                receives, securities and other assets are valued using such methods as the Board of Trustees believes would reflect fair value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. Securities that are quoted in a foreign currency will be valued daily in U.S. dollars at the foreign currency exchange rate prevailing at the time the Fund calculates its net asset value per share.

                    Trading in foreign  markets  is usually  completed  each day prior to the close of the Exchange. However, events may occur that affect the values of such securities and the exchange rates between the time of valuation and the close of the Exchange. Should events materially affect the value of such securities during the period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the Board.

                    For more  information on the calculation of net asset value, see `Net Asset Value" in the SAI.

                PERFORMANCE INFORMATION
                ================================================================

                    Total  return  data of each  class  from time to time may be included in advertisements about the Fund. Performance information is computed separately for each class in accordance with the methods described below. Because Class B shares and Class C shares bear higher Rule 12b-1 fees, the performance of Class B shares and Class C shares of the Fund likely will be lower than that of Class A shares.

                    Total return with respect to a class for the one-, five- and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that class through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in that class at the public offering price (in the case of Class A shares, giving effect to the maximum initial sales load of 4.75% and, in the case of Class B shares and Class C shares, giving effect to the deduction of any contingent deferred sales load ("CDSL") that would be payable). In addition, the Fund may advertise its total return in the same manner, but without taking into account the initial sales load or CDSL. The Fund also may advertise total return calculated without annualizing the return, and total return may be presented for other periods. By not annualizing the returns, the total return calculated in this manner simply will reflect the increase in net asset value per Class A share, Class B share and Class C share over a period of time, adjusted for dividends and other distributions. Class A share, Class B share and Class C share performance may be compared with various indices.

                    All data is based on the Fund's past investment  results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's investment portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                                   INVESTING IN THE FUND

                PURCHASE PROCEDURES
                ================================================================

HOW TO BUY          Shares of the Fund  will be  offered  continuously  once the
SHARES: Fund commences operations through the Fund's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Distributor receives commissions consisting of that portion of the sales load remaining after the dealer concession is paid to participating dealers or banks. Such dealers may be deemed to be underwriters pursuant to the Securities Act of 1933, as amended. For a discussion of the classes of shares offered by the Fund, see "Choosing a Class of Shares."

                    When  placing an order to buy  shares,  you  should  specify whether the order is for Class A shares, Class B shares or Class C shares of the Fund. All purchase orders that fail to specify a class automatically will be invested in Class A shares, which include a front-end sales load. The Fund and the Distributor reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time. Certificates will not be issued for Class B shares.

                INITIAL OFFERING OF SHARES

 . SUBSCRIPTIONS     The Fund  initially  will offer its shares for sale during a
  FOR SHARES    period  scheduled  to end at the close of business on August 20,
  WILL BE       1998 (the "Initial Offering Period"). During this period, shares
  ACCEPTED      will be offered through the Distributor,  participating  dealers
  DURING AN     or  participating  banks at a price of $14.29 per Class A share,
  INITIAL       plus the applicable  sales load with a maximum offering price of
  OFFERING      $15.00  per  share,  and  $14.29  per  Class B share and Class C
  PERIOD.       share.  The Fund  reserves  the  right  to  extend  the  Initial
                Offering Period.

                     During the Initial Offering Period, a Financial  Advisor of
                the Distributor, a participating dealer or a participating bank ("Financial Advisor") may obtain subscription orders. Subscriptions for shares will be accepted through the last day of the Initial Offering Period. On the third business day after the close of the Initial Offering Period (the "Closing Date"), subscriptions will be due and payable, shares will be issued, and the Fund will commence investment operations. To the extent that payment is made to the Distributor or a Financial Advisor prior to the Closing Date, such persons may benefit from the temporary use of funds. The Fund reserves the right to withdraw, cancel or modify the offering of shares during the Initial Offering Period without notice and the Fund reserves the right to refuse any order in whole or in part, if the Fund determines that it is in the best interests to do so.

                     During the Initial Offering Period,  shares of the Fund may be purchased by:

                     . placing an order for Fund shares with your Financial Advisor

                     . making payment within three business days of purchase to the Distributor or a Financial Advisor

                     . by placing an order to exchange from an existing account in any other another registered mutual fund advised or administered by the Manager ("Heritage Mutual Fund") on the Closing Date.

                CONTINUOUS OFFERING OF SHARES

YOU MAY BUY          When the Fund commences  continuous offering of its shares,
SHARES OF THE   shares of the Fund may be purchased by placing an order for Fund
FUND ONCE       shares with your Financial  Advisor and remitting payment to the
SHARES ARE      Distributor,  participating dealer or bank within three business
OFFERED         days.
CONTINUOUSLY
BY:                  All purchase orders  received by the  Distributor  prior to the close of regular  trading on the  Exchange - generally  4:00
                p.m.,  Eastern  time - will be executed  at that day's  offering
 .  CALLING      price.  Purchase orders received by your Financial Advisor prior
   YOUR         to the close of regular  trading on the Exchange and transmitted
   FINANCIAL    to the  Distributor  before 5:00 p.m.  Eastern time, on that day
   ADVISOR;     also will  receive that day's  offering  price.  Otherwise,  all purchase  orders accepted after the offering price is determined will be  executed at the  offering  price  determined  as of the
 .  COMPLETING   close of regular  trading on the  Exchange  on the next  trading
   THE ACCOUNT day. See "What Class A Shares Will Cost," "What Class B Shares APPLICATION Will Cost" and "What Class C Shares Will Cost."
   CONTAINED IN
   THIS             You  also  may  purchase  shares  of the  Fund  directly  by
   PROSPECTUS   completing  and signing the  Account  Application  found in this
   AND SENDING Prospectus and mailing it, along with your payment, to Heritage YOUR CHECK; Series Trust - Aggressive Growth Fund, P.O. Box 33022, St.
   OR           Petersburg,  FL 33733.  Indicate  the  class of  shares  and the amount you wish to invest.  Your check should be made payable to the Fund and class of shares you are purchasing.

 .   SENDING A       Shares may be  purchased  with Federal  funds (a  commercial
   FEDERAL      bank's  deposit  with  the  Federal  Reserve  Bank  that  can be
   FUNDS WIRE.  transferred  to  another  member  bank on the same  day) sent by
                Federal Reserve or bank wire to:

                             State Street Bank and Trust Company
                             Boston, Massachusetts
                             ABA #011-000-028
                             Account # 3196-769-8
                             Heritage Series Trust - Aggressive Growth Fund The class of shares to be purchased
                             (Your Account Number Assigned by the Fund)
                             (Your Name)

                    To open a new account  with  Federal  funds or by wire,  you must contact the Manager or your Financial Advisor to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on how to buy shares, see "Investing in the Fund" in the SAI.

                MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
                ================================================================

AN INITIAL           Except as provided under "Systematic  Investment Programs,"
INVESTMENT      the  minimum  initial  investment  in the Fund is $1,000,  and a
MUST BE AT      minimum  account  balance  of  $500  must be  maintained.  These
LEAST $1,000.   minimum  requirements  may be  waived at the  discretion  of the
A MINIMUM       Manager.   In  addition,   initial   investments  in  Individual
BALANCE OF Retirement Accounts ("IRAs") may be reduced or waived under $500 MUST BE certain circumstances. Contact the Manager or your Financial
MAINTAINED.     Advisor for further information.

                    Due to the  high  cost  of  maintaining  accounts  with  low balances, it is currently the Fund's policy to redeem Fund shares in any account if the account balance falls below the required minimum value of $500, except for retirement accounts. You will be given 30 days' notice to bring your account balance to the minimum required or the Fund may redeem shares in the account and pay you the proceeds. The Fund does not apply this minimum account balance requirement to accounts that fall below the minimum due to market fluctuation.

                SYSTEMATIC INVESTMENT PROGRAMS
                ================================================================

THE FUND             A variety of  systematic  investment  options are available
OFFERS          for the  purchase  of Fund  shares.  These  options  provide for
INVESTORS A systematic monthly investments of $50 or more through systematic VARIETY OF investing, payroll or government direct deposit, or exchange CONVENIENT from another registered mutual fund advised or administered by FEATURES AND Heritage ("Heritage Mutual Fund"). You may change the amount to
BENEFITS,       be invested automatically or may discontinue this service at any
INCLUDING       time without  penalty.  If you  discontinue  this service before
DOLLAR COST reaching the required account minimum, the account must be AVERAGING. brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact the Manager at (800) 421-4184 or your Financial Advisor.

                RETIREMENT PLANS
                ================================================================

                    Share of the  Fund  may be  purchased  as an  investment  in
                Heritage IRA plans. In addition, shares may be purchased as an investment for self-directed IRAs, Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh Plans"), Simplified Employee Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. For more detailed information on retirement plans, contact the Manager at (800) 421-4184 or your Financial Advisor and see "Investing in the Fund" in the SAI.

                CHOOSING A CLASS OF SHARES
                ================================================================

                     The Fund offers  three  classes of shares,  Class A shares,
                Class B shares and Class C shares. The primary difference among these classes lies in their sales load structures and ongoing expenses.

                . CLASS A SHARES. Class A shares may be purchased at a price equal to their net asset value per share next determined after receipt of an order, plus a maximum sales load of 4.75% imposed at the time of purchase. No CDSL is charged for Class A shares. Ongoing Rule 12b-1 fees for Class A shares are lower than the ongoing Rule 12b-1 fees for Class B shares and Class C shares.

                . CLASS B SHARES. Class B shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. Class B shares are subject to higher ongoing Rule 12b-1 fees than Class A shares. A maximum CDSL of 5% may be imposed on redemptions of Class B shares made within six years of purchase. After eight years, Class B shares convert to Class A shares, which have lower ongoing Rule 12b-1 fees and no CDSL.

                . CLASS C SHARES. Class C shares may be purchased at net asset value with no initial sales charge. As a result, the entire amount of your purchase is invested immediately. Class C shares are subject to higher ongoing Rule 12b-1 fees than Class A shares. A maximum CDSL of 1% may be imposed on redemptions of Class C shares made in less than one year of purchase. Class C shares do not convert to any other class of shares.

                          The purchase plans offered by the Fund enable you to c
                     the class of shares that you believe will be most benef given the amount of your intended purchase, the length of you expect to hold the shares and other circumstances.

YOU SHOULD          You should consider whether,  during the anticipated  length
CHOOSE A SHARE of your intended investment in the Fund, the accumulated ongoing CLASS THAT Rule 12b-1 fees plus the CDSL on Class B shares and Class C MEETS YOUR shares would exceed the initial sales load plus accumulated INVESTMENT ongoing Rule 12b-1 fees on Class A shares purchased at the same OBJECTIVES. time. For short-term investments, Class A shares are subject to PLEASE CONSULT higher costs than Class B shares and Class C shares because of
WITH YOUR       the initial sales charge. For longer investments, Class A shares
FINANCIAL       are more suitable than Class B shares and Class C shares because
ADVISOR.        Class A shares are  subject to lower  ongoing  Rule 12b-1  fees.
                Depending on the number of years you hold Class A shares, the continuing Rule 12b-1 fees on Class B shares or Class C shares eventually would exceed the initial sales load plus the ongoing
                Rule 12b-1 fees on Class A shares during the life of your investment.

                    You might  determine that it would be more  advantageous  to purchase Class B shares or Class C shares in order to invest all of your purchase payment initially. However, your investment would remain subject to higher ongoing Rule 12b-1 fees and subject to a CDSL if you redeem Class B shares during the first six years after purchase and Class C shares less than one year after purchase. Another factor to consider is whether the potentially higher yield of Class A shares due to lower ongoing charges will offset the initial sales load paid on such shares.

                    If you purchase  sufficient  shares to qualify for a reduced sales load, you may prefer to purchase Class A shares because similar reductions are not available for purchases of Class B shares or Class C shares. For example, if you intend to invest more than $1,000,000 in the Fund, you should purchase Class A shares to take advantage of the sales load waiver.

                    Financial  Advisors may receive  different  compensation for sales of Class A shares than sales of Class B shares or Class C shares.


                WHAT CLASS A SHARES WILL COST
                ================================================================

THE SALES LOAD       The Fund's public  offering price for Class A shares is the
ON CLASS A      next  determined  net asset  value per share  plus a sales  load
SHARES  WILL    determined in accordance with the following schedule:
VARY DEPENDING
ON THE AMOUNT
YOU INVEST.

                               SALES LOAD AS A PERCENTAGE OF

                                                   Net Amount
                                                    Invested
                                      Offering     (Net Asset         Dealer
                Amount Of Purchase      Price        Value)       Reallowance(1)
                ------------------      -----        ------       --------------

                Less than $25,000       4.75%           4.99%       4.25%

                $25,000-$49,999         4.25%           4.44%       3.75%

                $50,000-$99,999         3.75%           3.90%       3.25%

                $l00,000-$249,999       3.25%           3.36%       2.75%

                $250,000-$499,999       2.50%           2.56%       2.00%

                $500,000-$999,999       1.50%           1.52%       1.25%

                $1,000,000 and over     0.00%           0.00%       0.00%(2)

                -----------------------------------
                (1)During certain  periods,  the Distributor may pay 100% of the sales load to participating dealers. Otherwise, it will pay the dealer concession shown above.
                (2)For  purchases  of $1 million or more,  the  Manager  may pay from its own resources up to 1.00% of the purchase amount on the first $3 million and 0.80% on assets thereafter. This amount will be paid to the Distributor pro rata over an 18-month period.

                In addition, Class A shares are subject to a Rule 12b-1 fee of 0.25% of their respective average daily net assets.

THE SALES LOAD       Class A shares may be sold at net asset  value  without any
ON CLASS A sales load to: the Manager and Eagle; current and retired SHARES MAY BE officers and Trustees of the Heritage Series Trust; directors, WAIVED UNDER officers and full-time employees of the Manager, Eagle, the
CERTAIN         subadviser  of any Heritage  Mutual Fund,  the  Distributor  and
CIRCUMSTANCES.  their affiliates; registered Financial Advisors and employees of broker-dealers that are parties to dealer agreements with the Distributor (or financial institutions that have arrangements with such broker-dealers); directors, officers and full-time employees of banks that are party to agency agreements with the Distributor, and all such persons' immediate relatives and their beneficial accounts. In addition, the American Psychiatric
                Association has entered into an agreement with the Distributor that allows its members to purchase Class A shares at a sales load equal to two-thirds of the percentages in the above table.
                The dealer  concession  also will be adjusted in a like  manner.
                Class A shares also may be purchased without sales loads by investors who participate in certain broker-dealer wrap fee investment programs.

                COMBINED PURCHASE PRIVILEGE (RIGHT OF ACCUMULATION)

YOU MAY              You may qualify for the sales load reductions  indicated in
QUALIFY FOR     the above sales load schedule by combining  purchases of Class A
A REDUCED       shares  into a single  "purchase"  if the  resulting  "purchase"
SALES           totals at least $25,000.  For additional  information  regarding
LOAD BY         the Combined Purchase Privilege,  see the Account Application or
COMBINING       "Investing in the Fund" in the SAI.
PURCHASES.
                STATEMENT OF INTENTION

A STATEMENT OF       You also may obtain the  reduced  sales  loads shown in the
INTENTION       above  sales load  schedule by means of a written  Statement  of
ALLOWS YOU TO Intention, which expresses your intention to invest not less REDUCE THE than $25,000 within a period of 13 months in Class A shares of SALES LOAD ON the Fund or Class A shares of any other Heritage Mutual Fund
COMBINED        subject  to a sales  load  ("Statement  of  Intention").  If you
PURCHASES OF qualify for the Combined Purchase Privilege, you may purchase $25,000 OR Class A shares of the Heritage Mutual Funds under a single
MORE OVER ANY   Statement of Intention.  In addition,  if you own Class A shares
13-MONTH        of any other  Heritage  Mutual Fund subject to a sales load, you
PERIOD.         may include  those shares in computing  the amount  necessary to qualify for a sales load reduction. The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. If you would like to enter into a Statement of Intention in conjunction with your initial investment in Class A shares of the Fund, please complete the appropriate portion of the Account Application found in this Prospectus. Current Fund shareholders can obtain a Statement of Intention from the Manager or the Distributor at the address or telephone number listed on the cover of this Prospectus or from their Financial Advisor.

                    For more information on the reduction or waiver of the sales load, see "Investing in the Fund" in the SAI.

                WHAT CLASS B SHARES WILL COST
                =============================================================

THE CDSL             Class B shares may be purchased at net asset value  without
IMPOSED ON a front-end sales charge, but are subject to a 5% maximum CDSL REDEMPTIONS OF on redemption of Class B shares held for less than a six-year CLASS B SHARES period. In addition, Class B shares are subject to a Rule 12b-1 WILL DEPEND ON fee of 1.00% of their respective average daily net assets. Class THE AMOUNT OF B shares are offered for sale only for purchases of less than
TIME YOU HAVE   $250,000.
HELD CLASS B
SHARES.              The CDSL imposed on  redemptions  of Class B shares will be calculated by multiplying the offering price (net asset value at
THE CDSL, IF    the time of  purchase)  or the net asset  value of the shares at
APPLICABLE, IS the time of redemption, whichever is less, by the percentage BASED ON THE shown on the following chart. The CDSL will not be imposed on
LOWER OF        the redemption of Class B shares  acquired as dividends or other
PURCHASE PRICE distributions, or on any increase in the net asset value of the OR REDEMPTION redeemed Class B shares above the original purchase price. Thus,
PRICE.          the CDSL will be  imposed  on the  lower of net  asset  value or purchase price.

                                                     CDSL as a Percentage
                                                of the Lesser of Net Asset Value
                                                      at Redemption or the
                    Redemption During:              Original Purchase Price
                    ------------------              -----------------------
                    1st year since purchase                      5%
                    2nd year since purchase                      4%
                    3rd year since purchase                      3%
                    4th year since purchase                      3%
                    5th year since purchase                      2%
                    6th year since purchase                      1%
                    Thereafter                                   0%

                     The CDSL  imposed  depends  on the  amount of time you have held Class B shares. For example, if you invest $10,000 in the Fund's Class B shares and redeem those shares within one year of investment you will be charged a CDSL of 5% or $500. If you own Class B shares for more than six years, you do not have to pay a sales charge when redeeming those shares. Any period of time during which Class B shares are held in the Heritage Cash Trust-Money Market Fund ("Money Market Fund") will be excluded from calculating the holding period. Class B shares of the Money Market Fund obtained through an exchange from another Heritage Mutual Fund are subject to any applicable CDSL due at redemption.

                     Under certain  circumstances,  the CDSL will be waived. See
                "Waiver of the Contingent Deferred Sales Load" below.

CLASS B SHARES Class B shares will convert to Class A shares eight years WILL CONVERT after the end of the calendar month in which the shareholder's TO CLASS A order to purchase was accepted. The conversion will be effected
SHARES IF YOU at the net asset value per share. Dividends and other HAVE HELD THEM distributions paid to shareholders by the Fund in the form of FOR MORE THAN additional Class B shares also will convert to Class A shares on EIGHT YEARS. a pro rata basis. A conversion to Class B shares will benefit the  shareholder  because Class A shares have lower ongoing Rule
                12b-1 fees than Class B shares. If you have exchanged Class B shares between Heritage Mutual Funds, the length of the holding period will be calculated from the date of original purchase, excluding any periods during which you held Class B shares of the Money Market Fund. Such conversion will not be treated as a taxable event.

                    The  Distributor  may pay sales  commissions  to dealers who sell the Fund's Class B shares at the time of the sale. Payments with respect to Class B shares will equal 4% of the purchase price of the Class B shares.

                WHAT CLASS C SHARES WILL COST
                ================================================================

A CDSL WILL BE       A CDSL of 1% is imposed on Class C shares if, less than one
IMPOSED ON THE year from the date of purchase, you redeem an amount that causes REDEMPTION OF the current value of your account to fall below the total dollar CLASS C SHARES amount of Class C shares purchased subject to the CDSL. The CDSL IF YOU HAVE will not be imposed on the redemption of Class C shares acquired HELD THEM FOR as dividends or other distributions, or on any increase in the LESS THAN ONE net asset value of the redeemed Class C shares above the
YEAR.           original  purchase price.  Thus, the CDSL will be imposed on the lower of net asset value or purchase price.  Class C shares will
THE CDSL, IF not convert to Class A shares. In addition, Class C shares are APPLICABLE, IS subject to a Rule 12b-1 fee of 1.00% of their respective average
BASED ON THE    daily net assets.
LOWER OF
PURCHASE PRICE       Under certain  circumstances,  the CDSL will be waived. See
OR REDEMPTION   "Waiver of the Contingent Deferred Sales Load" below.
PRICE.
                    The  Distributor  may pay sales  commissions  to dealers who sell the Fund's Class C shares at the time of the sale. Payments with respect to Class C shares will equal 1% of the purchase price of the Class C shares.

                MINIMIZING THE CONTINGENT DEFERRED SALES LOAD
                ================================================================

                   When you redeem  Class B shares and Class C shares,  the Fund automatically will minimize the CDSL by assuming you are selling:

                     . First, Class B shares or Class C shares owned through reinvested dividends, upon which no CDSL is imposed; and

                     . Second, Class B shares or Class C shares held in the customer's account the longest.

                WAIVER OF THE CONTINGENT DEFERRED SALES LOAD
                =============================================================

THE CDSL ON        The CDSL for Class B shares and Class C shares  currently  is
CLASS B         waived for: (1) any partial or complete redemption in connection
SHARES AND      with a distribution  without  penalty under Section 72(t) of the
CLASS C         Internal  Revenue Code of 1986, as amended (the "Code"),  from a
SHARES WILL     qualified  retirement  plan,  including a Keogh Plan or IRA upon
BE WAIVED       attaining  age 70  1/2;  (2)  any  redemption  resulting  from a
FOR CERTAIN     tax-free  return  of  an  excess  contribution  to  a  qualified
SHAREHOLDERS.   employer  retirement plan or an IRA; (3) any partial or complete redemption  following death or disability (as defined in Section
                72(m) (7) of the Code) of a shareholder  (including one who owns the shares as joint  tenant with his spouse)  from an account in which the deceased or disabled is named, provided the redemption
                is   requested   within   one  year  of  the  death  or  initial
                determination of disability;  (4) certain  periodic  redemptions under the  Systematic  Withdrawal  Plan from an account  meeting certain minimum balance  requirements,  in amounts  representing
                certain   maximums   established   from  time  to  time  by  the
                Distributor (currently a maximum of 12% annually of the account balance at the beginning of the Systematic Withdrawal Plan); or
                (5) involuntary redemptions by the Fund of Class B shares or Class C shares in shareholder accounts that do not comply with the minimum balance requirements. The Distributor may require proof of documentation prior to waiver of the CDSL described in sections (1) through (4) above, including distribution letters, certification by plan administrators, applicable tax forms or death or physicians certificates.

                   For more information about Class B shares and Class C shares, see "Reinstatement Privilege" and "Exchange
                Privilege."

                HOW TO REDEEM SHARES
                =============================================================

THERE ARE          Redemption of Fund shares can be made by:
SEVERAL WAYS
FOR YOU TO         CONTACTING  YOUR FINANCIAL  ADVISOR.  Your Financial  Advisor
REDEEM YOUR     will  transmit an order to the Fund for  redemption  by the Fund
SHARES.         and may charge you a fee for this service.

                   TELEPHONE  REQUEST.  You  may  redeem  shares  by  placing  a telephone request to the Fund (800-421-4184) prior to the close of regular trading on the Exchange. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Fund, the Manager, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Fund, the Manager, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares - Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by the

                Manager (currently $5.00). For redemptions of less than $50,000, you may request that the check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

                   WRITTEN  REQUEST.  Fund  shares may be  redeemed by sending a written request for redemption to Heritage Series Trust - Aggressive Growth Fund, P.O. Box 33022, St. Petersburg, FL 33733. Indicate the class and the number or dollar amount of shares you wish to redeem, along with your account number. Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit the order to the Fund for redemption.

                   SYSTEMATIC  WITHDRAWAL  PLAN.  Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. The purchase of Class A shares while participating in the Systematic Withdrawal Plan ordinarily will be disadvantageous to you because you will be paying a sales load on the purchase of those shares at the same time that you are redeeming Class A shares upon which you may already have paid a sales load. Therefore, the Fund will not knowingly permit the purchase of Class A shares through the Systematic Investment Plan if you are at the same time making systematic withdrawals of Class A shares. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

YOU WILL NOT       REINSTATEMENT  PRIVILEGE.  If you  redeem  any or all of your
BE CHARGED A Class A shares of the Fund, you may reinvest all or any portion SALES LOAD ON of the redemption proceeds in Class A shares at net asset value CLASS A SHARES without any sales load, provided that such reinvestment is made REDEEMED AND within 90 calendar days after the redemption date. If you redeem REINVESTED any or all of your Class B shares or Class C shares of the Fund WITHIN 90 DAYS and paid a CDSL on those shares or held those shares long enough OF REDEMPTION. so that the CDSL no longer applies, you may reinvest all or any
YOU MUST        portion of the  redemption  proceeds in the same class of shares
NOTIFY THE at net asset value without paying a CDSL on future redemptions FUND WHEN YOU of those shares, provided that such reinvestment is made within EXERCISE THIS 90 calendar days after the redemption date. A reinstatement
PRIVILEGE.      pursuant  to this  privilege  will  not  cancel  the  redemption transaction; therefore, (1) any gain realized on the transaction will be recognized  for Federal  income tax purposes,  while (2)
                any loss  realized  will not be  recognized  to the  extent  the proceeds are reinvested in shares of the Fund. The reinstatement
                privilege   may  be  utilized  by  a   shareholder   only  once,
                irrespective of the number of shares redeemed, except that the privilege may be utilized without limitation in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his defined contribution plan, IRA, SEP or SIMPLE. You must notify the Fund if you intend to exercise the reinstatement privilege.

                   Contact  the  Manager or your  Financial  Advisor for further information or see "Redeeming Shares" in the SAI.

                RECEIVING PAYMENT
                =============================================================

THE REDEMPTION     If a request for  redemption  is received by the Fund in good
PRICE           order (as described  below) before the close of regular  trading
GENERALLY IS on the Exchange, the shares will be redeemed at the net asset THE NEXT NAV value per share determined at the close of regular trading on

COMPUTED AFTER the Exchange on that day, less any applicable CDSL for Class B THE RECEIPT OF shares or Class C shares. Requests for redemption received by
YOUR            the Fund after the close of regular trading on the Exchange will
REDEMPTION      be executed at the net asset  value  determined  at the close of
REQUEST.        regular  trading on the Exchange on the next  trading day,  less any applicable CDSL for Class B shares or Class C shares.

                   Payment for shares redeemed by the Fund normally will be made on the business day after redemption was made. Proceeds from a redemption of shares by check or pre-authorized automatic purchase may be delayed until the funds have cleared, which may take up to 15 days. This delay can be avoided by wiring funds for purchases. The proceeds of a redemption may be more or less than the original cost of Fund shares.

                   A  redemption  request will be  considered  to be received in
                "good order" if:

                . the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

                . any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

                . any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an
                   accompanying   stock  power  has  been   attached;   and

                . the signatures on any written redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by the Manager, as transfer agent, under its current signature guarantee program.

                   The Fund has the  right to  suspend  redemption  or  postpone payment at times when the Exchange is closed (other than customary weekend or holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares" in the SAI.



                EXCHANGE PRIVILEGE
                =============================================================

YOU CAN            If you have held  Class A  shares,  Class B shares or Class C
EXCHANGE        shares  for at least 30 days,  you may  exchange  some or all of
SHARES OF ONE   your  shares for shares of the same class of any other  Heritage
HERITAGE        Mutual Fund.  All exchanges  will be based on the respective net
MUTUAL FUND asset values of the Heritage Mutual Funds involved. All FOR SHARES OF exchanges are subject to the minimum investment requirements and THE SAME CLASS any other applicable terms set forth in the prospectus for the OF ANOTHER Heritage Mutual Fund whose shares are being acquired. Exchanges

HERITAGE        of shares of Heritage  Mutual Funds generally will result in the
MUTUAL FUND.    realization  of a taxable  gain or loss for  Federal  income tax purposes. See "Taxes."

                   For  purposes of  calculating  the  commencement  of the CDSL holding period for shares exchanged from the Fund to the Class B shares or Class C shares of any other Heritage Mutual Fund, except the Money Market Fund, the original purchase date of those shares exchanged will be used. Any time period that the exchanged shares were held in the Money Market Fund will not be included in this calculation. As a result, if you redeem Class B shares or Class C shares of the Money Market Fund before the expiration of the CDSL holding period, you will be subject to the applicable CDSL.

                   If you  exchange  Class A  shares,  Class B shares or Class C shares for corresponding shares of the Money Market Fund, you may, at any time thereafter, exchange such shares for the corresponding class of shares of any other Heritage Mutual Fund. If you exchange shares of the Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund.

                   Class A  shares  of the  Fund may be  exchanged  for  Class A shares of the Heritage Cash Trust-Municipal Money Fund, which is the only class of shares offered by that fund. If you exchange shares of the Heritage Cash Trust-Municipal Money Market Fund acquired by purchase (rather than exchange) for shares of another Heritage Mutual Fund, you also will be subject to the sales load, if any, that would be applicable to a purchase of that Heritage Mutual Fund. Class B shares and Class C shares are not eligible for exchange into the Heritage Cash Trust-Municipal Money Market Fund.

                   Shares acquired  pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such an exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares-Telephone Request."

                   Telephone exchanges can be effected by calling the Manager at
                (800) 421-4184 or by calling your Financial Advisor. In the event that you or your Financial Advisor are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to the Manager. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

                   Each  Heritage  Mutual Fund  reserves the right to reject any order to acquire its shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact the Manager or your Financial Advisor and see "Exchange Privilege" in the SAI.

                             MANAGEMENT OF THE FUND

                BOARD OF TRUSTEES
                =============================================================

                   The  business and affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.

                INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT
                =============================================================

HERITAGE ASSET Heritage Asset Management, Inc. is the Fund's investment MANAGEMENT, adviser, fund accountant, administrator and transfer agent. The INC. SERVES AS Manager is responsible for reviewing and establishing investment INVESTMENT policies for the Fund as well as administering its ADVISER TO THE non-investment affairs. The Manager is a wholly owned subsidiary
FUND.           of Raymond  James  Financial,  Inc.,  which,  together  with its subsidiaries,  provides a wide range of  financial  services  to
                retail  and   institutional   clients.   The  Manager   manages,
                supervises and conducts the business and administrative affairs of the Fund and the other Heritage Mutual Funds with net assets totaling approximately $3.8 billion as of April 30, 1998.

                   The Manager's annual investment  advisory and  administration fee for the Fund is 1% of the Fund's average daily net assets on the first $50 million and 0.75% on average daily net assets over $50 million. This fee is computed daily and paid monthly. The Manager voluntarily waives fees or reimburses expenses as explained under "Total Fund Expenses" and reserves the right to discontinue any voluntary waiver of its fees or reimbursements to the Fund in the future. The Manager may recover fees previously waived. In addition, the Manager provides the Fund with fund accounting and transfer agent services for which the Manager receives an additional fee directly from the Fund.

                   The Manager may recommend subadvisers to the Board based upon its continuing quantitative and qualitative evaluation of the subadvisers' skills in managing Fund assets using specific styles and strategies. Subject to receiving approval from the SEC, the Manager may be permitted to enter into new or modified subadvisory agreements with existing or new subadvisers without approval of Fund shareholders, but subject to approval of the Board. Upon SEC approval of such authority, the SEC would issue an exemptive order that would eliminate the need for shareholder approval, subject to compliance with certain conditions. These conditions generally include the requirement that within 90 days of hiring a new subadviser or implementing a material change with respect to a subadvisory contract, the Fund must send a notice to shareholders containing information about the change that would be included in a proxy statement.

                SUBADVISER
                =============================================================

THE MANAGER        The  Manager  has  entered  into an  agreement  with Eagle to
EMPLOYS A       provide  investment  advice and portfolio  management  services,
SUBADVISER FOR  including  placement of brokerage orders, on behalf of the Fund.
PROVIDING       For these services, the Manager pays Eagle a fee equal to 50% of
INVESTMENT the fees payable to the Manager by the Fund without regard to ADVICE AND any reduction in fees actually paid to the Manager as a result
PORTFOLIO       of voluntary fee waivers by the Manager.
MANAGEMENT
SERVICE TO         Eagle has been  managing  private  accounts  since 1976 for a
THE FUND.       diverse group of clients,  including individuals,  corporations, municipalities  and trusts.  Eagle  managed  approximately  $5.5
EAGLE ASSET     billion for these  clients as of April 30, 1998.  In addition to
MANAGEMENT, advising private accounts, Eagle currently acts as investment INC. IS THE adviser or subadviser to mutual funds, including Heritage

FUND'S          Income-Growth  Trust, the Eagle International Equity Fund, Small
INVESTMENT Cap Stock Fund, Growth Equity Fund, Mid Cap Growth Fund and SUBADVISER. Value Equity Fund series of Heritage Series Trust and Heritage
                Capital  Appreciation  Trust  (although no assets  currently are allocated to Eagle),  four variable  annuity  portfolios  (Eagle
                Core Equity Series and Eagle Small Cap Equity Series for Jackson
                National  Life,  Value Equity Series for Golden Select and Eagle
                Growth  Equity  Portfolio  for New York Life) and a Puerto Rican
                investment  company.  Eagle  is a  wholly  owned  subsidiary  of
                Raymond  James   Financial,   Inc.  which,   together  with  its
                subsidiaries, provides a wide range of financial services to retail and institutional clients.



                PORTFOLIO MANAGEMENT
                =============================================================

BERT L. BOKSEN Bert L. Boksen will serve as portfolio manager of the Fund. WILL SERVE AS He will be responsible for the day-to-day management of the THE PORTFOLIO Fund's investment portfolio, subject to the general oversight of MANAGER FOR Heritage and the Board. Mr. Boksen has been a Senior Vice
THE FUND.       President  of Eagle since 1995.  Prior to that,  he was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer, and Chairman of the
                Raymond James & Associates, Inc. Focus List Committee.



                BROKERAGE PRACTICES
                =============================================================

                   The  Fund  may  use  the  Distributor  or  other   affiliated
                broker-dealers as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best price and execution.

                   In selecting  broker-dealers,  the Manager or the Subadviser, as applicable, may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, the Manager or the Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers. See "Brokerage Practices" in the SAI.


                        SHAREHOLDER AND ACCOUNT POLICIES

                DIVIDENDS AND OTHER DISTRIBUTIONS
                =============================================================

SEVERAL            Dividends  from net  investment  income are declared and paid
OPTIONS EXIST annually by the Fund. The Fund also distributes to its FOR RECEIVING shareholders substantially all of its net realized capital gains DIVIDENDS AND on portfolio securities [and net realized gains from foreign
OTHER           currency  transactions]  after  the end of the year in which the
DISTRIBUTIONS.  gains are realized.  Dividends and other distributions on shares held in retirement plans and by shareholders maintaining a Systematic Withdrawal Plan generally are paid in additional Fund shares. Other shareholders may elect to:

                   .  receive  both   dividends  and  other   distributions   in
                      additional Fund shares;

                   . receive dividends in cash and other distributions in additional Fund shares;

                   .  receive both dividends and other distributions in cash; or

                   . receive both dividends and other distributions in cash for investment into another Heritage Mutual Fund.

                   If you select none of these  options,  the first  option will apply. In any case when you receive a dividend or other distribution in additional Fund shares, your account will be credited with shares valued at their net asset value determined at the close of regular trading on the Exchange on the day following the record date for the dividend or other distribution. Distribution options can be changed at any time by notifying the Manager in writing.

                   Dividends  paid  by the  Fund  with  respect  to its  Class A shares, Class B shares and Class C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on Class B shares and Class C shares of the Fund may be lower than dividends on its Class A shares primarily as a result of the higher distribution fee and class-specific expenses applicable to Class B shares and Class C shares.

                DISTRIBUTION PLANS
                =============================================================

THE FUND PAYS As compensation for services rendered and expenses borne by SERVICE AND the Distributor in connection with the distribution of Class A DISTRIBUTION shares and in connection with personal services rendered to FEES TO THE Class A shareholders and the maintenance of Class A shareholder DISTRIBUTOR. accounts, the Fund may pay the Distributor distribution and service fees of up to 0.35% of the Fund's average daily net assets attributable to Class A shares of the Fund. The Fund will pay the Distributor a fee of up to 0.25% of its average daily net assets attributable to Class A shares. This fee is computed daily and paid monthly.

                   As compensation  for services  rendered and expenses borne by the Distributor in connection with the distribution of Class B shares and Class C shares and in connection with personal services rendered to Class B and Class C shareholders and the maintenance of Class B and Class C shareholder accounts, the Fund will pay the Distributor a service fee of 0.25% and a distribution fee of' 0.75% of the Fund's average daily net assets attributable to Class B shares and Class C shares. These fees are computed daily and paid monthly.

                   The  above-referenced  fees are paid to the Distributor under
                Distribution Plans adopted pursuant to Rule 12b-l under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of the Fund's Class A shares, Class B shares and Class C shares, including compensation (in addition to the sales load) paid to Financial Advisors; advertising; salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, statements of additional information and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of the Fund.

                   If a Plan is  terminated,  the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.

                TAXES
                =============================================================

THE FUND IS        The Fund  intends to qualify  for  treatment  as a  regulated
NOT EXPECTED investment company under the Code. By doing so, the Fund (but TO HAVE ANY not its shareholders) will be relieved of Federal income tax on FEDERAL TAX that part of its investment company taxable income (generally LIABILITY. consisting of net investment income, net short-term capital HOWEVER, YOUR gains and net gains from certain foreign currency transactions)
TAX             and net capital gain (the excess of net  long-term  capital gain
OBLIGATIONS     over net  short-term  capital loss) that is  distributed  to its
ARE DETERMINED  shareholders.  Dividends  from  the  Fund's  investment  company
BY YOUR         taxable  income are  taxable  to its  shareholders  as  ordinary
PARTICULAR TAX  income,  to the  extent  of the  Fund's  earnings  and  profits,
CIRCUMSTANCES.  whether   received  in  cash  or  in  additional   Fund  shares.
                Distributions of the Fund's net capital gain, when designated as such,  are  taxable to its  shareholders  as  long-term  capital gains, whether received in cash or in additional Fund shares and regardless of the length of time the shares have been held.  The
                portion   of  the   dividends   (but   not  the   capital   gain
                distributions)  paid  by the  Fund  that  does  not  exceed  the aggregate dividends received by the Fund from U.S.  corporations will be eligible for the dividends-received deduction allowed to
                corporations;   however,   dividends  received  by  a  corporate
                shareholder    and    deducted    by   it    pursuant   to   the
                dividends-received deduction are subject indirectly to the Federal alternative minimum tax.

WHEN YOU SELL Dividends and other distributions declared by the Fund in OR EXCHANGE October, November or December of any year and payable to SHARES, IT shareholders of record on a date in that month will be deemed to GENERALLY IS have been paid by the Fund and received by its shareholders on CONSIDERED A December 31 if they are paid by the Fund during the following
TAXABLE EVENT   January.
TO YOU.
                   Shareholders receive Federal income tax information regarding dividends  and other  distributions  after the end of each year.
                The information regarding capital gain distributions designates the portions of those distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax
                Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

                   The  Fund  is  required  to  withhold  31% of all  dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. When you sell or exchange shares of the Fund, it generally is considered a taxable event to you.

                   The  foregoing  is only a  summary  of some of the  important
                Federal income tax considerations generally affecting the Fund and its shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You are therefore urged to consult your tax adviser.

                ABOUT THE TRUST AND THE FUND
                =============================================================

                   Heritage  Series  Trust (the  "Trust") was  established  as a
                Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust currently offers its shares through six separate investment portfolios. To obtain more information about the Trust's other investment portfolios, which are not offered in this Prospectus, call (800) 421-4184.

                SHAREHOLDER INFORMATION
                =============================================================

YOU MAY VOTE       Each  share of the Fund  gives  the  shareholder  one vote in
ON MATTERS matters submitted to shareholders for a vote. Class A shares, SUBMITTED FOR Class B shares and Class C shares of the Fund have equal voting YOUR APPROVAL. rights, except that in matters affecting only a particular class EACH SHARE YOU or series, only shares of that class or series are entitled to OWN ENTITLES vote. As a Massachusetts business trust, the Trust is not
YOU TO ONE      required  to  hold  annual  shareholder  meetings.   Shareholder
VOTE.           approval will be sought only for certain  changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the other
                Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of each Trust's outstanding shares.

                   The Manager has taken steps that it believes  are  reasonably designed to address the potential failure of computer programs used by the Manager, Eagle and the Fund's other service providers to address the Year 2000 issue. There can be no assurance that these will be steps will be sufficient to avoid any adverse impact.

                   No dealer,  salesman or other person has been  authorized  to give any information or to make any representation other than that contained in this Prospectus in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

                            SUBJECT TO COMPLETION
  PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED __________ __, 1998

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                       STATEMENT OF ADDITIONAL INFORMATION

                              HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND


      This Statement of Additional Information ("SAI") dated ______ __, 1998, should be read in conjunction with the Prospectus of the Heritage Series Trust - Aggressive Growth Fund (the "Fund") dated ______ __, 1998. This SAI is not a prospectus itself. To receive a copy of the Fund's Prospectus, write to Heritage Asset Management, Inc. ("Heritage") at the address below or call (800) 421-4184.

                         HERITAGE ASSET MANAGEMENT, INC.
               880 Carillon Parkway, St. Petersburg, Florida 33716

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

GENERAL INFORMATION..........................................................1
INVESTMENT INFORMATION.......................................................1
      Investment Objective...................................................1
      Investment Policies....................................................1
      Industry Classifications...............................................4
INVESTMENT LIMITATIONS.......................................................4
NET ASSET VALUE..............................................................6
PERFORMANCE INFORMATION......................................................7
INVESTING IN THE FUND........................................................7
      Systematic Investment Options..........................................8
      Retirement Plans.......................................................8
      Class A Combined Purchase Privilege (Right of Accumulation)............9
      Class A Statement of Intention........................................10
REDEEMING SHARES............................................................10
      Systematic Withdrawal Plan............................................10
      Telephone Transactions................................................11
      Redemptions in Kind...................................................11
      Receiving Payment.....................................................11
EXCHANGE PRIVILEGE..........................................................12
CONVERSION OF CLASS B SHARES................................................12
TAXES ......................................................................13
FUND INFORMATION............................................................15
      Management of the Fund................................................15
      Investment Adviser and Administrator; Subadviser......................17
      Brokerage Practices...................................................19
      Distribution of Shares................................................20
      Administration of the Fund............................................20
      Potential Liability...................................................21
APPENDIX...................................................................A-1

GENERAL INFORMATION
-------------------

      The Heritage Series Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated October 28, 1992. The Trust is registered as open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers its shares through six separate investment portfolios, including the Fund. The Fund offers three classes of shares, Class A shares sold subject to a 4.75% maximum front-end sales load ("Class A shares"), Class B shares sold subject to a 5% maximum contingent deferred sales load ("CDSL"), declining over a six-year period ("Class B shares"), and Class C shares sold subject to a 1% CDSL ("Class C shares"). To obtain more information about the Trust's other investment portfolios, call (800) 421-4281.

INVESTMENT INFORMATION
----------------------

      Investment Objective
      --------------------

      The Fund's investment objective is stated in the Prospectus.

      Investment Policies
      -------------------

      The following information is in addition to and supplements the Fund's investment policies set forth in the Prospectus.

      AMERICAN DEPOSITORY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS"), GLOBAL DEPOSITORY RECEIPTS ("GDRS") AND INTERNATIONAL DEPOSITORY RECEIPTS ("IDRS"). The Fund may invest in sponsored and unsponsored ADRs. ADRs, EDRs, GDRs and IDRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

      ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States.

      The Fund also may invest in sponsored or unsponsored EDRs, GDRs, IDRs or other similar securities representing interests in or convertible into securities of foreign issuers ("Depository Receipts"). EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are issued globally for trading in non-U.S. securities markets and evidence a similar ownership arrangement. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts. Depository Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of certain investment limitations, the Fund considers EDRs, GDRs and IDRs to be foreign securities.

      BANKERS' ACCEPTANCES. The Fund may invest in banker's acceptances. A Banker's acceptance is a short-term credit instrument used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

      CERTIFICATES OF DEPOSIT. The Fund may invest in bank certificates of deposit ("CDs") issued by domestic institutions with assets in excess of $1 billion. The Federal Deposit Insurance Corporation is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured if this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more, without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments currently must be limited to $100,000 per insured bank or savings and loan association.

      COMMERCIAL PAPER. The Fund may invest in commercial paper that is limited to obligations rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's ("S&P"). Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. See the Appendix for a description of commercial paper ratings.

      CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities in which the Fund may invest include corporate bonds, notes and preferred stock that can be converted into common stock. Convertible securities combine the fixed-income characteristics of bonds and preferred stock with the potential for capital appreciation. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

      FOREIGN SECURITIES. The Fund may invest in foreign securities. It is anticipated that, in most cases, the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, generally are not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions generally are higher than commissions on securities traded in the United States. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Further, the economies of some countries may differ favorably or unfavorably from the economy of the United States.

      It is the Fund's policy not to invest in foreign securities when there are currency or trading restrictions in force or when, in the judgment of the Fund's subadviser, Eagle Asset Management, Inc. ("Eagle" or "Subadviser"), such restrictions are likely to be imposed. However, certain currencies may become blocked (I.E., not freely available for transfer from a foreign country), resulting in the possible inability of the Fund to convert proceeds realized upon sale of portfolio securities of the affected foreign companies into U.S. currency.

      Because investments in foreign companies usually will involve currencies of foreign countries and because the Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of any of Fund assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market. In addition, in order to protect against uncertainty in the level of future exchange rates, as described below in the discussion of futures, forwards, and hedging transactions, the Fund may enter into contracts to purchase or sell foreign currencies at a future date (I.E., a "forward currency contract" or "forward contract").

      ILLIQUID SECURITIES. The Fund will not purchase or otherwise acquire any illiquid security, including repurchase agreements maturing in more than seven days, if, as a result, more than 15% of its net assets (taken at current value) would be invested in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.

      INDEX SECURITIES. The Fund may invest in Standard and Poor's MidCap 400 Depositary Receipts ("Mid Cap SPDR's) and other index securities ("Index Securities"). Index Securities represent interests in a fixed portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") or the Standard & Poor's MidCap 400 Index, but are traded on an exchange like shares of common stock. The value of Index Securities fluctuates in relation to changes in the value of the underlying portfolio of securities. However, the market price of Index Securities may not be equivalent to the pro rata value of the index it tracks. Index Securities are subject to the risks of an investment in a broadly based portfolio of common stocks.

      PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

      REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The period of these repurchase agreements usually will be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements of more than one year. The securities that are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always will receive as collateral securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the Fund's custodian bank.

      U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

      WARRANTS. The Fund may purchase rights and warrants, which are instruments that permit the Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. The Fund currently does not intend to invest more than 5% of its net assets in warrants. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

      Industry Classifications
      ------------------------

      For purposes of determining industry classifications, the Fund relies upon classifications established by Heritage that are based upon classifications contained in the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Corporation Industry Classifications.

INVESTMENT LIMITATIONS
----------------------

      Fundamental Investment Policies
      -------------------------------

      In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Fund is subject to the following investment limitations that are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      DIVERSIFICATION. With respect to 75% of its total assets, the Fund may not invest more than 5% of its assets (valued at market value) in securities of any one issuer other than the U.S. Government or its agencies and instrumentalities, or purchase more than 10% of the voting securities of the voting securities of any one issuer.

      INDUSTRY CONCENTRATION. The Fund may not purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry; however, this restriction does not apply to U.S. Government securities.

      BORROWING MONEY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes. Except that the Fund may enter into reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets in order to meet redemption requests without immediately selling portfolio securities. This latter practice is not for investment leverage but solely to facilitate management of the investment portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, the Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. Interest paid on borrowed funds will not be available for investment.

The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding (except as described above).

      ISSUING SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted by the investment objective, policies, and investment limitations of the Fund, except that the Fund may engage in transactions involving forward currency contracts, or other financial instruments.

      UNDERWRITING. Subject to the following exceptions, the Fund may underwrite the securities of other issuers: (1) the Fund may underwrite securities to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws, and (2) the Fund may invest not more than 15% of its net assets (taken at cost immediately after making such investment) in securities that are not readily marketable without registration under the 1933 Act.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. With the following exceptions, the Fund may not invest in commodities, commodity contracts or real estate (including real estate limited partnerships): the Fund may purchase (1) securities issued by companies that invest in or sponsor such interests, (2) purchase and sell forward currency contracts and other financial instruments.

      LOANS. The Fund may not make loans, except that it may make loans under the following circumstances: (1) to the extent that the purchase of a portion of an issue of publicly distributed notes, bonds, or other evidences of indebtedness or deposits with banks and other financial institutions may be considered loans and (2) where the Fund may enter into repurchase agreements as permitted under its investment policies.

      Non-fundamental Investment Policies
      -----------------------------------

      The Fund has adopted the following additional restrictions which, together with certain limits described in the Prospectus, may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      INVESTING IN ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions as to resale.

      SELLING SHORT AND BUYING ON MARGIN. The Fund may not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities; and, in addition, the Fund may make margin deposits in connection with its use of forward currency contracts and other financial instruments.

      INVESTING IN INVESTMENT COMPANIES. The Fund may not invest in securities issued by other investment companies except as permitted by the 1940 Act, except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

NET ASSET VALUE
---------------

      The net asset value per share of Class A shares, Class B shares and Class C shares is determined separately daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open for business.

      A security listed or traded on the Exchange, or other domestic or foreign stock exchanges, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time or the security is traded in the OTC market the most recent quoted bid price is used. Securities and other assets for which market quotations are not readily available, or for which market quotes are not deemed to be reliable, are valued at fair value as determined in good faith by the Board of Trustees. Securities and other assets in foreign currency and foreign currency contracts will be valued daily in U.S. dollars at the foreign currency exchange rates prevailing at the time the Fund calculates the daily net asset value of each class. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable.

      All securities and other assets quoted in foreign currency and forward currency contracts are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the Fund's custodian ("Custodian"). Foreign currency exchange rates generally are determined prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events will not be reflected in a computation of the Fund's net asset value. If events materially affecting the value of such securities or assets or currency exchange rates occurred during such time period, the securities or assets would be valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. The foreign currency exchange transactions of the Fund conducted on a spot basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.

      The Fund is open for business on days on which the Exchange is open (each a "Business Day"). Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the Fund's close of business on each Business Day. In addition, European or Far Eastern securities trading may not take place on all Business Days. Furthermore, trading takes place in various foreign capital markets on days that are not Business Days and on which the Fund's net asset value is not calculated. Calculation of net asset value of Class A shares, Class B shares and Class C shares does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. The Fund calculates net asset value per share and, therefore, effect sales and redemptions, as of the close of regular trading on the Exchange each Business Day. If events materially affecting the value of such securities or other assets occur between the time when their prices are determined (including their value in U.S. dollars by reference to foreign currency exchange rates) and the time when the Fund's net asset value is calculated, such securities and other assets will be valued at fair value by methods as determined in good faith by or under the direction of the Board of Trustees.

      The Board of Trustees may suspend the right of redemption or postpone payment for more than seven days at times (1) during which the Exchange is closed other than for the customary weekend and holiday closings, (2) during which trading on the Exchange is restricted as determined by the SEC, (3) during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practical for the Fund fairly to determine the value of its net assets, or (4) for such other periods as the SEC may by order permit for the protection of the holders of Class A shares, Class B shares and Class C shares.

PERFORMANCE INFORMATION
-----------------------

      The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual total return quotes for each class used in the Fund's advertising and promotional materials are calculated according to the following formula:

                              P(1+T)[SUPERSCRIPT]n = ERV
          where:  P     =     a hypothetical initial payment of $1,000
                  T     =     average annual total return
                  n     =     number of years
                  ERV   =     ending   redeemable   value  of  a  hypothetical
                              $1,000 payment made at the beginning of the period at the end of that period

      In calculating the ending redeemable value for Class A shares, the Fund's current maximum sales load of 4.75% is deducted from the initial $1,000 payment and, for Class B shares and Class C shares, the applicable CDSL imposed on a redemption of Class B shares or Class C shares held for the period is deducted. All dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Based on this formula, the total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.

      In connection with communicating its total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, the Fund may from time to time include in advertising and promotional materials total return figures that are not calculated according to the formula set forth above for each class of shares. For example, in comparing the Fund's aggregate total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., or with such market indices as the Dow Jones Industrial Average, and the S&P 500 Index, the Fund calculates its cumulative total return for each class for the specified periods of time by assuming an investment of $10,000 in that class of shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested any amount representing front-end sales loads charged on Class A shares or CDSLs charged on Class B shares and Class C shares. By not annualizing the performance and excluding the effect of the front-end sales load on Class A shares and the CDSL on Class B shares and Class C shares, the total return calculated in this manner simply will reflect the increase in net asset value per share over a period of time, adjusted for dividends and other distributions. Calculating total return without taking into account the sales load or CDSL results in a higher rate of return than calculating total return net of the front-end sales load.


INVESTING IN THE FUND
---------------------

      Class A shares, Class B shares and Class C shares are sold at their next determined net asset value on Business Days. The procedures for purchasing shares of the Fund are explained in the Prospectus under "Purchase Procedures."

      Systematic Investment Options
      -----------------------------

      The options below allow you to invest continually in the Fund at regular intervals.

      1. Systematic Investing -- You may authorize Heritage to process a monthly draft from your personal checking account for investment into the Fund. The draft is returned by your bank the same way a canceled check is returned.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of the Fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage mutual fund advised or administered by Heritage ("Heritage Mutual Fund"), you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of the Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      Retirement Plans
      ----------------

      HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish a Heritage Individual Retirement Account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of the Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997 ("Tax Act")) are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact Heritage.

      Fund shares also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

      OTHER RETIREMENT PLANS. Multiple participant payroll deduction retirement plans also may purchase Class A shares of any Heritage Mutual Fund at a reduced sales load on a monthly basis during the 13-month period following such a plan's initial purchase. The sales load applicable to an initial purchase of Class A shares will be that normally applicable under the schedule of sales loads set forth in the Prospectus to an investment 13 times larger than the initial purchase. The sales load applicable to each succeeding monthly purchase of Class A shares will be that normally applicable, under the schedule, to an investment equal to the sum of (1) the total purchase previously made during the 13-month period and (2) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales loads previously paid during such period will not be adjusted retroactively on the basis of later purchases. Multiple participant payroll deduction retirement plans may purchase Class C shares at any time.

      Class A Combined Purchase Privilege (Right Of Accumulation)
      -----------------------------------------------------------

      Certain investors may qualify for the Class A sales load reductions indicated in the sales load schedule in the Prospectus by combining purchases of Class A shares into a single "purchase," if the resulting purchase totals at least $25,000. The term "purchase" refers to a single purchase by an individual, or to concurrent purchases that, in the aggregate, are at least equal to the prescribed amounts, by an individual, his spouse and their children under the age of 21 years purchasing Class A shares for his or their own account; a single purchase by a trustee or other fiduciary purchasing Class A shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by a "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of Class A shares or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser. A "purchase" also may include Class A shares purchased at the same time through a single selected dealer of any other Heritage Mutual Fund that distributes its shares subject to a sales load.

      The applicable Class A shares initial sales load will be based on the total of:

            (i)    the investor's current purchase;

            (ii) the net asset value (at the close of business on the previous day) of (a) all Class A shares of the Fund held by the investor and (b) all Class A shares of any other Heritage Mutual Fund held by the investor and purchased at a time when Class A shares of such other fund were distributed subject to a sales load (including Heritage Cash Trust shares acquired by exchange); and

            (iii) the net asset value of all Class A shares described in paragraph (ii) owned by another shareholder eligible to combine his purchase with that of the investor into a single "purchase."

      Class A shares of Heritage Income Trust-Intermediate Government Fund ("Intermediate Government") purchased from February 1, 1992 through July 31, 1992, without payment of a sales load will be deemed to fall under the provisions of paragraph (ii) as if they had been distributed without being subject to a sales load, unless those shares were acquired through an exchange of other shares that were subject to a sales load.

      To qualify for the Combined Purchase Privilege on a purchase through a selected dealer, the investor or selected dealer must provide the Fund's distributor, Raymond James & Associates, Inc. ("Distributor"), with sufficient information to verify that each purchase qualifies for the privilege or discount.

      Class A Statement Of Intention
      ------------------------------

      Investors also may obtain the reduced sales loads shown in the Prospectus by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $25,000 within a period of 13 months in Class A shares of the Fund or any other Heritage Mutual Fund. Each purchase of Class A shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement. In addition, if you own Class A shares of any other Heritage Mutual Fund subject to a sales load, you may include those shares in computing the amount necessary to qualify for a sales load reduction.

      The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales load applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A shares will be redeemed involuntarily to pay the additional sales load, if necessary. When the full amount indicated has been purchased, the escrow will be released. To the extent an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales load, the sales load will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales load will be used to purchase additional Class A shares of the Fund subject to the rate of sales load applicable to the actual amount of the aggregate purchases. An investor may amend his/her Statement of Intention to increase the indicated dollar amount and begin a new 13-month period. In that case, all investments subsequent to the amendment will be made at the sales load in effect for the higher amount. The escrow procedures discussed above will apply.

REDEEMING SHARES
----------------

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Redeem Shares."

      Systematic Withdrawal Plan
      --------------------------

      Shareholders may elect to make systematic withdrawals from the Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. The Systematic Withdrawal Plan currently is not available for shares held in an individual retirement account, Section 403(b) annuity plan, defined contribution plan, simplified employee pension plan, or other retirement plans, unless the shareholder establishes to Heritage's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or Heritage.

      Redemptions will be made at net asset value determined as of the close of regular trading on the Exchange on a day of each month chosen by the shareholders or a day of the last month of each period chosen by the shareholders, whichever is applicable. Systematic withdrawals of Class C shares, if made in less than one year of the date of purchase, will be charged a CDSL of 1%. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of the close of regular trading on the Exchange on the preceding Business Day, minus any applicable CDSL for Class B shares and Class C shares. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends and other distributions on all shares in the account must be reinvested automatically in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to Heritage or the Distributor. The Fund, and the transfer agent and Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or a capital gain distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of the original investment may be correspondingly reduced.

      Ordinarily, a shareholder should not purchase additional Class A shares of the Fund if maintaining a Systematic Withdrawal Plan of Class A shares because the shareholder may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from shareholders for additional Class A shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under the Fund's Automatic Investment Plan.

      Telephone Transactions
      ----------------------

      Shareholders may redeem shares by placing a telephone request to the Fund. The Fund, Heritage, the Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Fund, Heritage, the Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      Redemptions In Kind
      -------------------

      The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs.

      Receiving Payment
      -----------------

      If shares of the Fund are redeemed by a shareholder through the Distributor or a participating dealer, the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for Class B shares and Class C shares. Requests for redemption received after the close of regular trading on the Exchange will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a participating dealer by the third business day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund, or if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a participating dealer prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to registered representatives of the Distributor or a participating dealer, or to Heritage.

EXCHANGE PRIVILEGE
------------------

      An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's Prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the Prospectus and below. Telephone or telegram requests for an exchange received by the Fund before the close of regular trading on the Exchange will be effected at the close of regular trading on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day.

      Class A shares of Intermediate Government purchased from February 1, 1992 through July 31, 1992, without payment of an initial sales load may be exchanged into Class A shares of the Fund without payment of any sales load. Class A shares of Intermediate Government purchased after July 31, 1992 without an initial sales load will be subject to a sales load when exchanged into Class A shares of the Fund, unless those shares were acquired through an exchange of other Class A shares that were subject to an initial sales load.

CONVERSION OF CLASS B SHARES
----------------------------

      Class B shares of the Fund automatically will convert to Class A shares, based on the relative net asset values per share of the two classes, eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (i) the date on which such Class B shares were issued or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

      The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A shares and Class B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond eight years from the date of purchase. Heritage has no reason to believe that this condition for the availability of the conversion feature will not be met.

TAXES
-----

      GENERAL. The Fund is treated as a separate corporation for Federal income tax purposes. In order to qualify for the favorable tax treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      A redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of Fund shares for shares of another Heritage Mutual Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of the Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of the Fund or acquires Class A shares of another Heritage Mutual Fund without paying a sales load due to the 90-day reinstatement or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales load paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of the Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

      If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for a dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

      INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed to the Fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

      Gains or losses (1) from the disposition of foreign currencies, and (2) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

      Investors are advised to consult their own tax advisers regarding the status of an investment in the Fund under state and local tax laws.

FUND INFORMATION
----------------

      Management of the Fund
      ----------------------

      TRUSTEES AND OFFICERS. The Trust's Trustees and Officers are listed below with their addresses, principal occupations and present positions, including any affiliation with Raymond James Financial, Inc. ("RJF"), RJA, Heritage and Eagle.

                                 Position with               Principal Occupation
              Name                Each Trust                During Past Five Years
              ----                ----------                ----------------------
Thomas A. James* (55)               Trustee             Chairman  of the Board  since 1986
880 Carillon Parkway                                    and Chief Executive  Officer since
St. Petersburg, FL 33716                                1969 of RJF; Chairman of the Board
                                                        of RJA since 1986; Chairman of the
                                                        Board  of  Eagle  since  1984  and
                                                        Chief Executive  Officer of Eagle,
                                                        1994 to 1996.

Richard K. Riess* (48)              Trustee             Chief  Executive  Officer of Eagle
880 Carillon Parkway                                    since  1996,  President,  1995  to
St. Petersburg, FL 33716                                present,  Chief Operating Officer,
                                                        1988  to  1996,   Executive   Vice
                                                        President, 1988 to 1993.

Donald W. Burton (53)               Trustee             President   of   South    Atlantic
614 W. Bay Street                                       Capital    Corporation    (venture
Suite 200                                               capital) since 1981.
Tampa, FL  33606

C. Andrew Graham (57)               Trustee             Vice    President   of   Financial
Financial Designs, Ltd.                                 Designs Ltd. since 1992; Executive
1775 Sherman Street                                     Vice   President  of  the  Madison
Suite 1900                                              Group,   Inc.,   1991   to   1992;
Denver, CO  80203                                       Principal    of    First    Denver
                                                        Financial Corporation  (investment
                                                        banking) since 1987.

David M. Phillips (58)              Trustee             Chairman   and   Chief   Executive
World Trade Center                                      Officer    of   CCC    Information
  Chicago                                               Services,  Inc.  since 1994 and of
444 Merchandise Mart                                    InfoVest Corporation  (information
Chicago, IL  60654                                      services to the insurance and auto
                                                        industries       and      consumer
                                                        households) since 1982.

Eric Stattin (64)                   Trustee             Litigation       Consultant/Expert
1975 Evening Star Drive                                 Witness and private investor since
Park City, UT 84060                                     1988.

James L. Pappas (54)                Trustee             Lykes  Professor  of  Banking  and
University of South Florida                             Finance  since 1986 at  University
College of Business                                     of South Florida;  Dean of College
  Administration                                        of Business Administration 1987 to
Tampa, FL  33620                                        1996.


                                           -15-



Stephen G. Hill (38)               President            Chief   Executive    Officer   and
880 Carillon Parkway                                    President  of Heritage  since 1989
St. Petersburg, FL 33716                                and Director since 1994;  Director
                                                        of Eagle since 1995.

Donald H. Glassman (40)            Treasurer            Treasurer of Heritage  since 1989;
880 Carillon Parkway                                    Treasurer of Heritage Mutual Funds
St. Petersburg, FL 33716                                since 1989.

Clifford J. Alexander (54)         Secretary            Partner,  Kirkpatrick  &  Lockhart
1800 Massachusetts Ave., NW                             LLP (law firm).
Washington, DC  20036

Patricia Schneider (56)            Assistant            Compliance Administrator of
880 Carillon Parkway               Secretary            Heritage.
St. Petersburg, FL 33716

Robert J. Zutz (45)                Assistant            Partner, Kirkpatrick & Lockhart
1800 Massachusetts Ave., NW        Secretary            LLP (law firm).
Washington, DC  20036




      * These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own less than 1% of each class of the Fund's shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Trust currently pays Trustees who are not "interested persons" of the Trust $3,333 annually and $1,250 per meeting of the Board of Trustees. The Trustees also are reimbursed for any expenses incurred in attending meetings. Because Heritage performs substantially all of the services necessary for the Fund;s operation, the Fund requires no employees. No officer, director or employee of Heritage receives any compensation from the Fund for acting as a director or officer. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended.

                               COMPENSATION TABLE
                                                             Total Compensation
                                                             From the Trust and
                                  Aggregate Compensation     the Heritage Family
      Name of Person,                   From the                 of Fund Paid
          Position                   Series Trust(1)            To Trustees(2)
      ---------------             ----------------------     -------------------


    Donald W. Burton, Trustee          $5,820                    $16,000

    C. Andrew Graham, Trustee          $5,820                    $16,000

    David M. Phillips, Trustee         $4,364                    $12,000

    Eric Stattin,                      $5,820                    $16,000
    Trustee

    James L. Pappas,                   $5,092                    $14,000
    Trustee

    Richard K. Riess,                    $0                         $0
    Trustee

    Thomas A. James,                     $0                         $0
    Trustee
   -------------------------

   (1)  For the fiscal year ended October 31, 1997.

   (2) The Heritage Mutual Funds consist of six separate registered investment companies, including the Trust.

      No Trustee will receive any benefits upon retirement. Thus, no pension or retirement benefits have accrued as part of any of any Trust's expenses.

      Investment Adviser and Administrator; Subadviser
      ------------------------------------------------

      The investment adviser and administrator for the Fund is Heritage Asset Management, Inc. Heritage was organized as a Florida corporation in 1985. All the capital stock of Heritage is owned by Raymond James Financial, Inc. ("RJF"). RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      Heritage is responsible for overseeing the Fund's investment and noninvestment affairs, subject to the control and direction of the Board of Trustees. The Trust, on behalf of the Fund, entered into an Investment Advisory and Administration Agreement with Heritage dated March 29, 1993 and last supplemented on August __, 1998. The Investment Advisory and Administration Agreement requires that Heritage review and establish investment policies for the Fund and administer the Fund's noninvestment affairs.

      Under an Subadvisory Agreement, Eagle, subject to the direction and control of the Board of Trustees, provide investment advice and portfolio management services to the Fund for a fee payable by Heritage.

      Heritage also is obligated to furnish the Fund with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Fund. Heritage and its affiliates also pay all the compensation of Trustees of the Trust who are employees of Heritage and its affiliates. The Fund pays all its other expenses that are not assumed by Heritage. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

      The Advisory Agreement and the Subadvisory Agreement each were approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of Heritage or Eagle, as defined under the 1940 Act) and by Fund shareholders in compliance with the 1940 Act. Each Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Heritage, Eagle, or the Trust, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory and Subadvisory Agreements each automatically terminates on assignment, and each is terminable on not more than 60 days' written notice by the Trust to either party. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by Heritage to the Fund and the Subadvisory Agreement may be terminated on not less than 60 days' written notice by Heritage, or 90 days' written notice by Eagle. Under the terms of the Advisory Agreement, Heritage automatically become responsible for the obligations of Eagle upon termination of the Subadvisory Agreement. In the event Heritage ceases to be the Fund's investment adviser or the Distributor ceases to be the Fund's principal distributor, the right of the Fund to use the identifying name of "Heritage" may be withdrawn.

      Heritage and Eagle shall not be liable to the Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon them by their agreements with the Fund or for any losses that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the Trust except for Messrs. Alexander and Zutz are officers or directors of Heritage or its affiliates. These relationships are described under "Management of the Fund."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory fee paid monthly by the Fund to Heritage is based on the Fund's average daily net assets as listed in the Prospectus. Heritage has voluntarily agreed to waive its management fees to the extent that annual operating expenses attributable to Class A shares exceed 1.65% of the average daily net assets or to the extent that annual operating expenses attributable to Class B shares and Class C shares exceed 2.40% of average daily net assets attributable to that class during this fiscal year.

      Heritage has entered into an agreement with Eagle to provide investment advice and portfolio management services to the Fund for a fee paid by Heritage to Eagle with respect to the amount of Fund assets under management equal to 50% of the fees payable to Heritage by the Fund, without regard to any reduction in fees actually paid to Heritage as a result of expense limitations.

      CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Fund's shares to which those expenses are attributable.

      Brokerage Practices
      -------------------

      While the Fund generally purchases securities for long-term capital gains, the Fund may engage in short-term transactions under various market conditions to a greater extent than certain other mutual funds with similar investment objectives. Thus, the turnover rate may vary greatly from year to year or during periods within a year. The Fund's portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. The Fund's turnover rate is expected to be 100%.

      Eagle is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions. Best execution, however, does not mean that the Fund necessarily will be paying the lowest commission or spread available. Rather, the Fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities, and any risk assumed by the executing broker.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, Eagle may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, Eagle may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that Eagle determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to Eagle in connection with services to clients other than the Fund.

      The Fund may use the Distributor, its affiliates or certain affiliates of Heritage as a broker for agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to the Distributor, its affiliates or certain affiliates of Heritage will not exceed "usual and customary brokerage commissions." Rule l7e-1 under the 1940 Act defines "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      Eagle also may select other brokers to execute portfolio transactions. In the OTC market, the Fund generally deals with primary market makers unless a more favorable execution can otherwise be obtained.

      The Fund may not buy securities from, or sell securities to, the Distributor as principal. However, the Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which the Distributor is a participant. The Board of Trustees will consider the possibilities of seeking to recapture for the benefit of expenses to the Fund of certain portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including the Distributor, but only to the extent such recapture would be permissible under applicable regulations, including the rules of the National Association of Securities Dealers, Inc.
and other self-regulatory organizations.

      Pursuant  to Section  11(a) of the  Securities  Exchange  Act of 1934,  as
amended,  the  Fund  has  expressly  consented  to  the  Distributor   executing
transactions on an exchange on its behalf.

      Distribution of Shares
      ----------------------

      The Distributor and Financial Advisors with whom the Distributor has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares. In this connection, the Distributor makes distribution and servicing payments to participating dealers in connection with the sale of shares of the Fund.

Pursuant to the Distribution Agreements with respect to Class A shares, Class B shares and Class C shares, the Distributor bears the cost of making information about the Fund available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Distributor also pays service fees to dealers for providing personal services to Class A, B and C shareholders and for maintaining shareholder accounts. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and typesetting of its prospectuses and printing and distributing prospectuses to existing shareholders.

      The Fund has adopted a Distribution Plan for each class of shares (each a "Plan" and collectively the "Plans"). These Plans permit the Fund to pay the Distributor the monthly distribution and service fee out of the Fund's net assets to finance activity that is intended to result in the sale and retention of Class A shares, Class B shares and Class C shares. The Fund intends to use all Class A, Class B and Class C 12b-1 fees to pay the Distributor. The Distributor, on Class C shares, may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker-dealer at the time of purchase. Each Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"). In approving such Plans, the Board determined that there is a reasonable likelihood that the Fund and its shareholders will benefit from each Plan.

      Each Plan each may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of a class of the Fund. The Board of Trustees reviews quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose. Any change in a Plan that would increase materially the distribution cost to a class requires shareholder approval of that class.

      The Distribution Agreements may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Fund may effect such termination by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees. For so long as any Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreements and each Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

Administration of The Fund
--------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. Heritage, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Fund; furnish office space and equipment; oversee the activities of the subadviser and the Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with Heritage. In addition, Heritage provides certain shareholder servicing activities for Fund customers.

      Heritage also is the transfer and dividend reimbursing agent for the Fund and serves as fund accountant for the Fund. The Fund pays Heritage its cost plus 10% for its services as fund accountant and transfer and dividend disbursing agent.

      CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. The Custodian also provides portfolio accounting and certain other services for the Fund.

      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, D.C. 20036, serves as counsel to the Trust.

      INDEPENDENT   ACCOUNTANTS.   Price  Waterhouse  LLP,  400  North  Ashley
Street, Suite 2800, Tampa, Florida 33602, is the independent accountant for the Trust.

POTENTIAL LIABILITY

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Fund or the Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Fund's obligations, that Fund is required to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                    APPENDIX


COMMERCIAL PAPER RATINGS

The rating services' descriptions of commercial paper ratings in which the Fund may invest are:

Description of Moody's Investors Service, Inc. Commercial Paper Debt Ratings
----------------------------------------------------------------------------

PRIME-L. Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2. Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Commercial Paper Ratings
---------------------------------------------------------

A-1. This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess extremely strong characteristics are denoted with a plus sign (+) designation.

A-2.   Capacity  for  timely   payment  of  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

CORPORATE DEBT RATINGS

The rating services' descriptions of corporate debt ratings in which the Fund may invest are:

Description of Moody's Investors Service, Inc. Corporate Debt Ratings
---------------------------------------------------------------------

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds that are rated Baa are considered medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor's Corporate Debt Ratings
-------------------------------------------------------

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C - The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating "CI" is reserved for income bonds on which no interest is being paid.

D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

NR - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                              HERITAGE SERIES TRUST


                            PART C. OTHER INFORMATION
                            -------------------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)      Financial Statements:

                   Included in Part A of the Registration Statement:  None

                   Included in Part B of the Registration Statement:  None


         (b) Exhibits:

                  (1)   Declaration of Trust*

                  (2)   Bylaws*

                  (3)   Voting trust agreement - none

                  (4)   (a)(i)   Specimen security Small Cap Stock Fund Class
                                 A**

                        (a)(ii)  Specimen security Small Cap Stock Fund Class
                                 C**

                        (b)(i)   Specimen security Value Equity Fund Class A**

                        (b)(ii)  Specimen security Value Equity Fund Class C**

                        (c)(i) Specimen security Eagle International Equity Portfolio Eagle Class**

                        (c)(ii) Specimen security Eagle International Equity Portfolio Class A**

                        (c)(iii) Specimen security Eagle International Equity
                                 Portfolio Class C**

                        (d)(i)   Specimen security Growth Equity Fund Class A**

                        (d)(ii)  Specimen security Growth Equity Fund Class C**

                        (e)(i)   Specimen security Mid Cap Growth Fund Class
                                 A**

                        (e)(ii)  Specimen security Mid Cap Growth Fund Class
                                 C**

                        (f)(i) Specimen security for Aggressive Growth Fund Class A**

                        (f)(ii) Specimen security for Aggressive Growth Fund Class C**

                  (5)   (a)(i)   Investment Advisory and Administration
                                 Agreement*

                        (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                        (a)(iii) Amended Schedule A relating to the addition
                                 of the Growth Equity Fund*

                        (a)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund****

                        (a)(v)   Amended   Schedule   A   relating   to   the
                                 addition of the Aggressive Growth Fund**

                        (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

                        (c)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                        (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                        (d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                        (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                        (d)(iii) Amended Schedule A relating to the addition of
                                 the Growth Equity Fund*

                        (d)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund****

                        (d)(v) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                        (e) Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

                  (6)   Distribution Agreement*

                  (7)   Bonus, profit sharing or pension plans - none

                  (8)   Form of Custodian Agreement*

                  (9)   (a)     Form of Transfer Agency and Service Agreement*

                        (b)(i) Form of Fund Accounting and Pricing Service Agreement*

                        (b)(ii) Amended Schedule A relating to the addition of the Mid Cap Growth Fund****

                        (b)(iii) Amended  Schedule A relating to the addition of
                                 the  Aggressive  Growth Fund**

                  (10)  Opinion and consent of counsel (filed herewith)

                  (11)  Accountants' consent (not applicable)

                  (12)  Financial statements omitted from prospectus - none

                  (13)  Letter of investment intent*

                  (14)  Prototype retirement plan***

                  (15)  (a)(i)   Class A Plan pursuant to Rule 12b-1*

                        (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                        (a)(iii) Amended Schedule A relating to the addition of
                                 the Growth Equity Fund*

                        (a)(iv)  Amended   Schedule   A   relating   to  the
                                 addition   of  the  Eagle  International Equity
                                 Portfolio*

                        (a)(v) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                        (a)(vi) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                        (b)(i)   Class C Plan pursuant to Rule 12b-1*

                        (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                        (b)(iii) Amended   Schedule   A   relating   to  the
                                 addition   of  the  Eagle  International Equity
                                 Portfolio*

                        (b)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                        (b)(v) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                        (c)      Eagle Class Plan pursuant to Rule 12b-1*

                        (d)(i)   Class B Plan pursuant to Rule 12b-1****

                        (d)(ii) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                  (16)  Performance Computation Schedule:

                        (a)      Small Cap Stock Fund*

                        (b)      Value Equity Fund**

                        (c)      Eagle International Equity Portfolio**

                        (d)      Growth Equity Fund**

                        (e)      Mid Cap Growth Fund**

                        (f)      Aggressive Growth Fund**

                  (17) Financial Data Schedules for Electronic Filers (not applicable)

                  (18)  (a)      Plan pursuant to Rule 18f-3*

                        (b)      Amended Plan pursuant to Rule 18f-3***

                        (c)      Amended Plan pursuant to Rule 18f-3*****

---------------------------

         * Incorporated by reference from the Post-Effective Amendment No. 10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

         **        To be filed by subsequent amendment.

         *** Incorporated by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

         **** Incorporated by reference from the Trust's Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

         ***** Incorporated by reference from the Trust's Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via Edgar on December 29, 1997.

Item 25.  Persons Controlled by or under
          Common Control with Registrant
          ------------------------------

          None.

Item 26.  Number of Holders of Securities
          -------------------------------
                                                     Number of Record Holders
Title of Class                                          April 30, 1998
--------------                                       -------------------------

         Small Cap Stock Fund
                  Class A Shares                                 16,095
                  Class B Shares                                    750
                  Class C Shares                                  9,762

         Mid Cap Growth Fund
                  Class A Shares                                  1,642
                  Class B Shares                                    189
                  Class C Shares                                    833

         Value Equity Fund
                  Class A Shares                                  1,764
                  Class B Shares                                     86
                  Class C Shares                                  1,495

         Growth Equity Fund
                  Class A Shares                                  2,364
                  Class B Shares                                    193
                  Class C Shares                                  2,332

         Aggressive Growth Fund
                  Class A Shares                                      0
                  Class B Shares                                      0
                  Class C Shares                                      0

         Eagle International
           Equity Portfolio
                  Class A Shares                                   743
                  Class B Shares                                    31
                  Class C Shares                                   652
                  Eagle Shares                                     421

Item 27. Indemnification

         Article XI, Section 2 of Heritage Series Trust's Declaration of Trust provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

             (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

             (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

              (i) such Covered Person shall have provided appropriate security for such undertaking;

              (ii) the Trust is insured against losses arising out of any such advance payments; or

              (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII,  Section 2 provides  that,  subject to the  provisions  of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

         Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Eagle Asset Management, Inc. ("Eagle"), provides that Eagle shall not be liable for any error of judgment or mistake of law for any loss suffered by the Trust or any Portfolio in connection with the matters to which the Advisory Agreement relate except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, trustee, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.

         Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between Eagle and Martin Currie Inc. ("Subadviser") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Subadviser, or reckless disregard of its obligations and duties under the Subadvisory Agreement, the Subadviser shall not be subject to any liability to Eagle, the Trust, or their directors, trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.

         Paragraph 7 of the Distribution Agreement between the Trust and Raymond James & Associates, Inc. ("Raymond James") provides that, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of
Section 15 of the Securities Act of 1933, as amended (the "1933 Act") from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.

         Paragraph 13 of the Heritage Funds Accounting and Pricing Services Agreement ("Accounting Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that the Trust agrees to indemnify and hold harmless Heritage and its nominees from all losses, damages, costs, charges, payments, expenses (including reasonable counsel fees), and liabilities arising directly or indirectly from any action that Heritage takes or does or omits to take to do (i) at the request or on the direction of or in reasonable reliance on the written advice of the Trust or (ii) upon Proper Instructions (as defined in the Accounting Agreement), provided, that neither Heritage nor any of its nominees shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of Heritage's own willful misfeasance, willful misconduct, gross negligence or reckless disregard of its duties and obligations specifically described in the Accounting Agreement or its failure to meet the standard of care set forth in the Accounting Agreement.


Item 28.    I.  Business and Other Connections
                of Investment Adviser
                ---------------------

         Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Eagle provides investment advisory services to the Eagle International Equity Portfolio. Information as to the officers and directors of Eagle is included in its current Form ADV filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein.

         Heritage Asset Management, Inc. is a Florida corporation that offers investment management services. Heritage provides investment advisory services to the Small Cap Stock, Value Equity, Growth Equity and Mid Cap Growth Funds of the Trust. Information as to the directors and officers of Heritage is included in its current Form ADV filed with the SEC (registration number 801-25067) and is incorporated by reference herein.

           II.  Business and Other Connections of Subadviser
                --------------------------------------------

         Martin Currie Inc., a New York corporation, is a wholly owned subsidiary of Martin Currie Limited. Martin Currie Inc. is primarily engaged in the investment advisory business. Martin Currie Inc. provides subadvisory services to the Eagle International Equity Portfolio of the Trust. Information as to the officers and directors of Martin Currie Inc. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

         Raymond James is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. It is primarily in the financial services business. Awad & Associates is a division of RJA. Information as to the officers and directors of RJA and Awad is included in RJA's current Form ADV filed with the SEC (registration number 801-10418) and is incorporated by reference herein.

         Eagle Asset Management, Inc., a Florida corporation, is a registered investment adviser. All of its stock is owned by Raymond James Financial, Inc. Eagle is primarily engaged in the investment advisory business. Information as to the officers and directors of Eagle is included in the current Form ADV filed with the SEC and is incorporated by reference herein.


Item 29. Principal Underwriter

              (a) Raymond James & Associates, Inc. is the principal underwriter for each of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

              (b) The directors and officers of the Registrant's principal underwriter are:

                        Positions & Offices                     Position
Name                     with Underwriter                       with Registrant
----                    -----------------                       ---------------

Thomas A. James         Chief Executive Officer, Director       Trustee

Robert F. Shuck         Executive VP, Director                  None

Thomas S. Franke        President, Chief Operating              None
                        Officer, Director

Lynn Pippenger          Secretary/Treasurer, Chief              None
                        Financial Officer, Director

Dennis Zank             Executive VP of Operations              None
                        and Administration, Director

Item 30. Location of Accounts and Records
         --------------------------------

         For the Small Cap Stock Fund, the Mid Cap Growth Fund, the Value Equity Fund, the Growth Equity Fund, and the Aggressive Growth Fund, the books and other documents required by Rule 31a-1 under the Investment Company Act of 1940, as amended ("1940 Act"), are maintained by Heritage Asset Management, Inc. For the Eagle International Equity Portfolio, the books and other documents required by Rule 31a-1 under the 1940 Act are maintained by the Portfolio's custodian, State Street Bank & Trust Company. Prior to March 1, 1994 the Trust's Custodian maintained the required records for the Small Cap Stock Fund, except that Heritage maintained some or all of the records required by Rule 31a-1(b)(l), (2) and (8); and the Subadviser will maintain some or all of the records required by Rule 31a-1(b) (2), (5), (6), (9), (10) and (11).

Item 31. Management Services
         -------------------

         Not applicable.

Item 32. Undertakings
         ------------

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of its latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on June 5, 1998.

                                               HERITAGE SERIES TRUST

                                               By:  /s/ Stephen G. Hill
                                                  --------------------------
                                                        Stephen G. Hill
                                                        President
Attest:
/s/ Donald H. Glassman
-----------------------------
Donald H. Glassman, Treasurer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                  Date
---------                                  -----                  ----

/s/ Stephen Hill                         President            June 5, 1998
---------------------------
Stephen G. Hill

/s/ Thomas A. James*                      Trustee             June 5, 1998
---------------------------
Thomas A. James

/s/ Richard K. Riess*                     Trustee             June 5, 1998
---------------------------
Richard K. Riess

/s/ C. Andrew Graham*                     Trustee             June 5, 1998
---------------------------
C. Andrew Graham

/s/ David M. Phillips*                    Trustee             June 5, 1998
---------------------------
David M. Phillips

/s/ James L. Pappas*                      Trustee             June 5, 1998
---------------------------
James L. Pappas

/s/ Donald W. Burton*                     Trustee             June 5, 1998
---------------------------
Donald W. Burton

/s/ Eric Stattin*                         Trustee             June 5, 1998
---------------------------
Eric Stattin


/s/ Donald H. Glassman                   Treasurer            June 5, 1998
--------------------------
Donald H. Glassman


*By: /s/ Donald H. Glassman
    -----------------------
     Donald H. Glassman,
        Attorney-In-Fact

                                INDEX TO EXHIBITS


Exhibit
Number        Description                                      Page
------        -----------                                      ----

              (1)      Declaration of Trust*

              (2)      Bylaws*

              (3)      Voting trust agreement - none

              (4)      (a)(i)   Specimen security Small Cap Stock Fund Class A**

                       (a)(ii)  Specimen security Small Cap Stock Fund Class C**

                       (b)(i)   Specimen security Value Equity Fund Class A**

                       (b)(ii)  Specimen security Value Equity Fund Class C**

                       (c)(i) Specimen security Eagle International Equity Portfolio Eagle Class**

                       (c)(ii) Specimen security Eagle International Equity Portfolio Class A**

                       (c)(iii) Specimen security Eagle International Equity
                                Portfolio Class C**

                       (d)(i)   Specimen security Growth Equity Fund Class A**

                       (d)(ii)  Specimen security Growth Equity Fund Class C**

                       (e)(i)   Specimen security Mid Cap Growth Fund Class A**

                       (e)(ii)  Specimen security Mid Cap Growth Fund Class C**

                       (f)(i) Specimen security for Aggressive Growth Fund Class A**

                       (f)(ii) Specimen security for Aggressive Growth Fund Class C**

              (5)      (a)(i)   Investment Advisory and Administration
                                Agreement*

                       (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                       (a)(iii) Amended Schedule A relating to the addition of
                                the Growth Equity Fund*

                       (a)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund****

                       (a)(v)   Amended   Schedule   A   relating   to   the
                                addition of the Aggressive Growth Fund**

                       (b) Investment Advisory and Administration Agreement between Eagle Asset Management, Inc. and Eagle International Equity Portfolio*

                       (c)(i)   Subadvisory  Agreement  between  Heritage  Asset
                                Management, Inc. and Eagle Asset Management, Inc. relating to Small Cap Stock Fund*

                       (c)(ii) Subadvisory Agreement between Heritage Asset Management, Inc. and Awad & Associates, a division of Raymond James and Associates, Inc. relating to Small Cap Stock Fund*

                       (d)(i) Subadvisory Agreement between Heritage Asset Management, Inc. and Eagle Asset Management, Inc. relating to Value Equity Fund*

                       (d)(ii) Amended Schedule A relating to the addition of the Small Cap Stock Fund*

                       (d)(iii) Amended Schedule A relating to the  addition  of
                                the Growth Equity Fund*

                       (d)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund****

                       (d)(v) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                       (e) Subadvisory Agreement between Eagle Asset Management, Inc. and Martin Currie Inc. relating to Eagle International Equity Portfolio*

                  (6)      Distribution Agreement*

                  (7)      Bonus, profit sharing or pension plans - none

                  (8)      Form of Custodian Agreement*

                  (9)      (a)    Form of Transfer Agency and Service Agreement*

                           (b)(i) Form of Fund Accounting and Pricing Service Agreement*

                           (b)(ii) Amended Schedule A  relating to the  addition
                                   of the Mid Cap Growth Fund****

                           (b)(iii) Amended  Schedule A relating to the addition
                                    of the  Aggressive  Growth Fund**

                  (10)     Opinion and consent of counsel (filed herewith)

                  (11)     Accountants' consent (not applicable)

                  (12)     Financial statements omitted from prospectus - none

                  (13)     Letter of investment intent*

                  (14)     Prototype retirement plan***

                  (15)     (a)(i)   Class A Plan pursuant to Rule 12b-1*

                           (a)(ii) Amended Schedule A relating to the addition of the Value Equity Fund*

                           (a)(iii) Amended Schedule A relating to the addition
                                    of the Growth Equity Fund*

                           (a)(iv) Amended Schedule A relating to the addition of the Eagle International Equity Portfolio*

                           (a)(v) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                           (a)(vi) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                           (b)(i)   Class C Plan pursuant to Rule 12b-1*

                           (b)(ii) Amended Schedule A relating to the addition of the Growth Equity Fund*

                           (b)(iii) Amended Schedule A relating to the  addition
                                    of the Eagle International Equity Portfolio*

                           (b)(iv) Amended Schedule A relating to the addition of the Mid Cap Growth Fund**

                           (b)(v) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                           (c)      Eagle Class Plan pursuant to Rule 12b-1*

                           (d)(i)   Class B Plan pursuant to Rule 12b-1****

                           (d)(ii) Amended Schedule A relating to the addition of the Aggressive Growth Fund**

                  (16)     Performance Computation Schedule:

                           (a)     Small Cap Stock Fund*

                           (b)     Value Equity Fund**

                           (c)     Eagle International Equity Portfolio**

                           (d)     Growth Equity Fund**

                           (e)     Mid Cap Growth Fund**

                           (f)     Aggressive Growth Fund**

                  (17) Financial Data Schedules for Electronic Filers (not applicable)

                  (18)     (a)     Plan pursuant to Rule 18f-3*

                           (b)    Amended Plan pursuant to Rule 18f-3***

                           (c)     Amended Plan pursuant to Rule 18f-3*****


---------------------------

          *    Incorporated by reference from the  Post-Effective  Amendment No.
               10 to the Registration Statement of the Trust, SEC File No. 33-57986, filed previously via EDGAR on December 1, 1995.

          **   To be filed by subsequent amendment.

          *** Incorporated by reference from the Trust's Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on February 28, 1997.

          **** Incorporated   by  reference  from  the  Trust's   Post-Effective
               Amendment No. 15 to the Trust's Registration Statement on Form N-1A, File No. 33-57986, filed previously via EDGAR on October 31, 1997.

          *****Incorporated   by  reference  from  the  Trust's   Post-Effective
               Amendment No. 16 to the Trust's Registration Statement on Form N-1A, File No. 33-57986 filed previously via Edgar on December 29, 1997.